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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for 3 of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, for the quarter ended February 28, 2007. These 3 series have a May 31 fiscal year end.

Date of reporting period:	February 28, 2007

Item 1 – Schedule of Investments

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 10.6%
Auto Components 0.2%
Goodyear Tire & Rubber Co. * ρ	7,115	$175,172
Johnson Controls, Inc.	7,849	736,236

		911,408

Automobiles 0.4%
Ford Motor Co. ρ	75,726	599,750
General Motors Corp. ρ	22,675	723,786
Harley-Davidson, Inc. ρ	10,389	684,635

		2,008,171

Distributors 0.1%
Genuine Parts Co.	6,831	332,670

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	5,610	265,297
H&R Block, Inc. ρ	12,921	281,419

		546,716

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	17,839	828,086
Darden Restaurants, Inc.	5,886	241,091
Harrah’s Entertainment, Inc.	7,458	630,126
Hilton Hotels Corp.	15,499	547,115
International Game Technology	13,607	561,289
Marriott International, Inc., Class A	13,474	645,539
McDonald’s Corp.	49,581	2,167,681
Starbucks Corp. *	30,311	936,610
Starwood Hotels & Resorts Worldwide, Inc.	8,499	559,234
Wendy’s International, Inc. ρ	3,832	122,969
Wyndham Worldwide Corp.	7,943	279,594
Yum! Brands, Inc.	10,627	615,728

		8,135,062

Household Durables 0.6%
Black & Decker Corp.	2,727	229,804
Centex Corp.	4,758	220,581
D.R. Horton, Inc.	11,064	280,694
Fortune Brands, Inc.	6,069	487,948
Harman International Industries, Inc.	2,616	259,402
KB Home ρ	3,148	156,141
Leggett & Platt, Inc.	7,176	170,932
Lennar Corp., Class A	5,527	272,149
Newell Rubbermaid, Inc.	11,113	340,280
Pulte Homes, Inc. ρ	8,471	250,403
Snap-On, Inc.	2,340	117,234
Stanley Works ρ	3,259	181,103
Whirlpool Corp. ρ	3,142	277,156

		3,243,827

Internet & Catalog Retail 0.2%
Amazon.com, Inc. * ρ	12,385	484,749
IAC/InterActiveCorp. ρ	8,948	350,762

		835,511

Leisure Equipment & Products 0.2%
Brunswick Corp.	3,681	120,185
Eastman Kodak Co. ρ	11,518	275,050
Hasbro, Inc.	6,367	180,122
Mattel, Inc.	15,291	397,719

		973,076

1

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 3.6%
CBS Corp., Class B	31,331	$950,896
Clear Channel Communications, Inc.	19,796	716,219
Comcast Corp., Class A *	125,150	3,218,845
DIRECTV Group, Inc. *	30,903	697,172
Dow Jones & Co., Inc. ρ	2,609	94,081
E.W. Scripps Co., Class A	3,340	151,469
Gannett Co., Inc.	9,394	575,476
Interpublic Group of Cos. * ρ	17,687	222,679
McGraw-Hill Cos.	14,200	917,462
Meredith Corp.	1,553	90,804
New York Times Co., Class A ρ	5,765	142,569
News Corp., Class A	93,838	2,114,170
Omnicom Group, Inc.	6,851	709,832
Time Warner, Inc.	160,053	3,257,079
Tribune Co. ρ	7,643	229,519
Univision Communications, Inc., Class A *	10,113	364,068
Viacom, Inc., Class B *	28,034	1,094,447
Walt Disney Co.	82,924	2,840,976

		18,387,763

Multi-line Retail 1.2%
Big Lots, Inc. *	4,390	109,882
Dillard’s, Inc., Class A	2,441	81,529
Dollar General Corp.	12,509	211,152
Family Dollar Stores, Inc.	6,079	176,109
Federated Department Stores, Inc.	21,054	940,272
J.C. Penney Co., Inc. ρ	9,019	731,531
Kohl’s Corp. *	13,110	904,459
Nordstrom, Inc.	9,171	486,888
Sears Holdings Corp. *	3,332	600,593
Target Corp.	34,433	2,118,662

		6,361,077

Specialty Retail 2.0%
AutoNation, Inc. *	5,997	131,694
AutoZone, Inc. *	2,030	254,339
Bed, Bath & Beyond, Inc. *	11,332	452,033
Best Buy Co., Inc.	16,173	751,559
Circuit City Stores, Inc.	5,688	108,243
Gap, Inc.	21,124	405,370
Home Depot, Inc.	81,818	3,239,993
Limited Brands, Inc. ρ	13,712	379,548
Lowe’s Cos.	61,048	1,987,723
Office Depot, Inc. *	11,161	372,331
OfficeMax, Inc.	2,986	154,973
RadioShack Corp. ρ	5,445	135,962
Sherwin-Williams Co.	4,486	298,543
Staples, Inc.	28,970	753,799
Tiffany & Co. ρ	5,426	236,248
TJX Companies, Inc.	18,245	501,738

		10,164,096

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	14,732	695,350
Jones Apparel Group, Inc.	4,420	145,506
Liz Claiborne, Inc. ρ	4,109	184,905

2

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods continued
Nike, Inc., Class B	7,538	$787,495
Polo Ralph Lauren Corp., Class A	2,459	213,884
VF Corp.	3,585	286,119

		2,313,259

CONSUMER STAPLES 9.2%
Beverages 2.0%
Anheuser-Busch Companies, Inc.	30,822	1,512,744
Brown-Forman Corp., Class B	3,158	206,849
Coca-Cola Co.	81,747	3,815,950
Coca-Cola Enterprises, Inc.	11,111	223,220
Constellation Brands, Inc., Class A *	8,422	197,580
Molson Coors Brewing Co., Class B	1,833	154,778
Pepsi Bottling Group, Inc.	5,488	170,128
PepsiCo, Inc.	65,831	4,157,228

		10,438,477

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	18,372	1,026,811
CVS Corp. ρ	33,017	1,037,064
Kroger Co.	28,761	738,295
Safeway, Inc.	17,772	614,378
SUPERVALU, Inc.	8,254	305,068
Sysco Corp.	24,781	816,781
Wal-Mart Stores, Inc.	98,586	4,761,704
Walgreen Co.	40,228	1,798,594
Whole Foods Market, Inc.	5,730	273,722

		11,372,417

Food Products 1.1%
Archer Daniels Midland Co.	26,349	905,879
Campbell Soup Co.	8,731	356,487
ConAgra Foods, Inc.	20,427	515,373
Dean Foods Co. *	5,362	241,504
General Mills, Inc.	13,754	775,175
H.J. Heinz Co.	13,209	605,897
Hershey Co. ρ	6,971	368,627
Kellogg Co.	10,061	502,245
McCormick & Co., Inc.	5,268	201,712
Sara Lee Corp.	29,940	492,812
Tyson Foods, Inc., Class A	10,101	184,343
Wm. Wrigley Jr. Co. ρ	8,800	438,240

		5,588,294

Household Products 2.2%
Clorox Co.	6,086	385,609
Colgate-Palmolive Co.	20,619	1,388,896
Kimberly-Clark Corp.	18,373	1,251,385
Procter & Gamble Co.	127,035	8,065,452

		11,091,342

Personal Products 0.2%
Avon Products, Inc.	17,822	653,355
Estee Lauder Companies, Inc., Class A	5,105	244,427

		897,782

3

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.5%
Altria Group, Inc.	84,024	$7,081,543
Reynolds American, Inc. ρ	6,873	419,597
UST, Inc. ρ	6,450	374,487

		7,875,627

ENERGY 9.6%
Energy Equipment & Services 1.7%
Baker Hughes, Inc.	12,858	837,184
BJ Services Co.	11,752	314,836
ENSCO International, Inc.	6,088	305,070
Halliburton Co.	40,311	1,244,803
Nabors Industries, Ltd. *	12,001	359,550
National Oilwell Varco, Inc. *	7,036	489,987
Noble Corp.	5,435	381,646
Rowan Companies, Inc.	4,427	135,599
Schlumberger, Ltd.	47,234	2,966,295
Smith International, Inc. ρ	7,994	327,754
Transocean, Inc.	11,722	898,843
Weatherford International, Ltd. *	13,619	546,803

		8,808,370

Oil, Gas & Consumable Fuels 7.9%
Anadarko Petroleum Corp.	18,431	741,479
Apache Corp.	13,206	905,007
Chesapeake Energy Corp. ρ	16,674	508,390
Chevron Corp.	87,395	5,996,171
ConocoPhillips	65,979	4,316,346
Consol Energy, Inc.	7,321	261,140
Devon Energy Corp.	17,720	1,164,381
El Paso Corp. ρ	28,279	406,652
EOG Resources, Inc.	9,761	661,210
Exxon Mobil Corp.	233,824	16,760,504
Hess Corp.	10,853	575,752
Kinder Morgan, Inc.	4,300	454,768
Marathon Oil Corp.	14,092	1,278,708
Murphy Oil Corp.	7,499	388,598
Occidental Petroleum Corp.	34,539	1,595,011
Peabody Energy Corp.	10,576	427,271
Spectra Energy Corp. *	25,171	647,650
Sunoco, Inc.	4,936	318,471
Valero Energy Corp.	24,239	1,397,379
Williams Cos.	23,907	644,772
XTO Energy, Inc.	14,670	757,852

		40,207,512

FINANCIALS 21.6%
Capital Markets 3.7%
Ameriprise Financial, Inc.	9,700	567,062
Bank of New York Co.	30,637	1,244,475
Bear Stearns Cos.	4,703	715,985
Charles Schwab Corp.	41,006	757,791
E*TRADE Financial Corp. *	17,116	395,208
Federated Investors, Inc., Class B ρ	3,621	129,523
Franklin Resources, Inc.	6,683	784,517
Goldman Sachs Group, Inc.	17,072	3,441,715
Janus Capital Group, Inc.	7,945	168,831

4

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Legg Mason, Inc.	5,269	$541,337
Lehman Brothers Holdings, Inc.	21,250	1,557,625
Mellon Financial Corp.	16,511	717,073
Merrill Lynch & Co., Inc.	35,438	2,965,452
Morgan Stanley	42,437	3,179,380
Northern Trust Corp.	7,516	453,215
State Street Corp.	13,313	872,135
T. Rowe Price Group, Inc.	10,569	492,093

		18,983,417

Commercial Banks 4.1%
BB&T Corp.	21,686	921,221
Comerica, Inc.	6,368	384,564
Commerce Bancorp, Inc. ρ	7,518	251,252
Compass Bancshares, Inc.	5,205	359,197
Fifth Third Bancorp	22,373	901,184
First Horizon National Corp. ρ	4,990	215,319
Huntington Bancshares, Inc.	9,527	220,550
KeyCorp	16,099	607,576
M&T Bank Corp. ρ	3,106	372,472
Marshall & Ilsley Corp.	10,227	486,089
National City Corp.	25,320	958,362
PNC Financial Services Group, Inc.	11,779	863,518
Regions Financial Corp.	29,229	1,046,983
SunTrust Banks, Inc.	14,197	1,196,949
Synovus Financial Corp.	13,028	421,716
U.S. Bancorp ρ	70,472	2,513,032
Wachovia Corp. °	76,412	4,230,932
Wells Fargo & Co.	135,342	4,696,367
Zions Bancorp	4,287	366,024

		21,013,307

Consumer Finance 0.9%
American Express Co.	48,299	2,746,764
Capital One Financial Corp.	16,356	1,260,720
SLM Corp.	16,387	698,414

		4,705,898

Diversified Financial Services 5.4%
Bank of America Corp.	180,031	9,158,177
Chicago Mercantile Exchange Holdings, Inc., Class A	1,396	752,625
CIT Group, Inc.	7,950	448,937
Citigroup, Inc.	196,988	9,928,195
JPMorgan Chase & Co.	139,070	6,870,058
Moody’s Corp.	9,422	609,792

		27,767,784

Insurance 4.8%
ACE, Ltd.	13,051	732,944
AFLAC, Inc.	19,825	935,740
Allstate Corp.	25,054	1,504,743
Ambac Financial Group, Inc.	4,253	372,733
American International Group, Inc.	104,223	6,993,363
AON Corp.	12,415	467,425
Chubb Corp.	16,503	842,478
Cincinnati Financial Corp.	6,945	300,163
Genworth Financial, Inc., Class A	17,768	628,454

5

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Hartford Financial Services Group, Inc.	12,706	$1,201,479
Lincoln National Corp.	11,511	784,475
Loews Corp.	18,319	795,777
Marsh & McLennan Cos.	22,094	650,006
MBIA, Inc.	5,405	359,270
MetLife, Inc.	30,478	1,924,686
Principal Financial Group, Inc.	10,815	658,525
Progressive Corp.	30,536	700,191
Prudential Financial, Inc.	19,123	1,739,046
SAFECO Corp.	4,220	281,558
Torchmark Corp.	3,932	251,334
Travelers Companies, Inc.	27,663	1,404,174
UnumProvident Corp.	13,732	294,002
XL Capital, Ltd., Class A	7,239	513,969

		24,336,535

Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co., Class A	3,868	227,670
Archstone-Smith Trust	8,755	493,870
AvalonBay Communities, Inc.	3,151	433,452
Boston Properties, Inc.	4,683	562,428
Equity Residential	11,712	594,852
Kimco Realty Corp.	9,061	455,406
Plum Creek Timber Co., Inc.	7,097	281,467
ProLogis	9,920	656,010
Public Storage, Inc.	4,912	497,438
Simon Property Group, Inc.	8,871	1,000,117
Vornado Realty Trust	5,177	658,514

		5,861,224

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A *	7,408	246,835
Realogy Corp. *	8,594	254,210

		501,045

Thrifts & Mortgage Finance 1.4%
Countrywide Financial Corp.	23,351	893,876
Fannie Mae	39,090	2,217,576
Freddie Mac	27,782	1,783,049
Hudson City Bancorp, Inc. ρ	20,153	270,050
MGIC Investment Corp.	3,328	200,845
Sovereign Bancorp, Inc. ρ	14,409	364,115
Washington Mutual, Inc.	37,894	1,632,474

		7,361,985

HEALTH CARE 12.1%
Biotechnology 1.3%
Amgen, Inc. *	46,766	3,005,183
Biogen Idec, Inc. *	13,515	610,743
Celgene Corp. *	14,931	795,822
Genzyme Corp. *	10,538	651,249
Gilead Sciences, Inc. *	18,434	1,319,137
MedImmune, Inc. *	9,590	306,017

		6,688,151

6

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 1.7%
Bausch & Lomb, Inc.	2,156	$112,673
Baxter International, Inc.	26,237	1,312,112
Becton, Dickinson & Co.	9,888	751,389
Biomet, Inc.	9,819	415,638
Boston Scientific Corp. *	47,273	771,023
C.R. Bard, Inc.	4,129	329,494
Hospira, Inc. *	6,246	239,035
Medtronic, Inc.	46,149	2,324,064
St. Jude Medical, Inc. *	14,171	561,880
Stryker Corp.	11,916	739,030
Varian Medical Systems, Inc. *	5,175	237,791
Zimmer Holdings, Inc. *	9,567	806,785

		8,600,914

Health Care Providers & Services 2.5%
Aetna, Inc.	20,927	926,438
AmerisourceBergen Corp.	7,701	405,612
Cardinal Health, Inc.	16,237	1,138,051
Caremark Rx, Inc.	17,097	1,053,004
CIGNA Corp.	4,112	585,960
Coventry Health Care, Inc. *	6,389	347,690
Express Scripts, Inc. *	5,430	409,476
Health Management Associates, Inc., Class A	9,644	192,494
Humana, Inc. *	6,664	398,774
Laboratory Corporation of America Holdings *	5,027	400,903
Manor Care, Inc.	2,965	158,865
McKesson Corp.	11,865	661,593
Medco Health Solutions, Inc. *	11,763	795,297
Patterson Companies, Inc. *	5,571	185,960
Quest Diagnostics, Inc.	6,412	327,140
Tenet Healthcare Corp. * ρ	18,895	129,053
UnitedHealth Group, Inc.	54,001	2,818,852
WellPoint, Inc. *	24,857	1,973,397

		12,908,559

Health Care Technology 0.0%
IMS Health, Inc. ρ	7,955	229,740

Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	7,345	226,814
Millipore Corp. * ρ	2,141	153,124
PerkinElmer, Inc.	4,930	116,841
Thermo Fisher Scientific, Inc. *	16,360	740,617
Waters Corp. *	4,069	220,784

		1,458,180

Pharmaceuticals 6.3%
Abbott Laboratories	61,533	3,360,932
Allergan, Inc.	6,164	688,580
Barr Pharmaceuticals, Inc. *	4,265	226,045
Bristol-Myers Co.	78,846	2,080,746
Eli Lilly & Co.	39,468	2,077,596
Forest Laboratories, Inc. *	12,697	657,197
Johnson & Johnson	116,235	7,328,617
King Pharmaceuticals, Inc. *	9,746	181,763
Merck & Co., Inc.	87,035	3,843,466
Mylan Laboratories, Inc.	8,495	179,839

7

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Pfizer, Inc.	289,066	$7,215,087
Schering-Plough Corp.	59,436	1,395,557
Watson Pharmaceuticals, Inc. *	4,108	108,287
Wyeth	53,989	2,641,142

		31,984,854

INDUSTRIALS 10.8%
Aerospace & Defense 2.5%
Boeing Co.	31,700	2,766,459
General Dynamics Corp.	16,222	1,240,334
Goodrich Corp.	5,002	245,348
Honeywell International, Inc.	32,734	1,520,167
L-3 Communications Holdings, Inc.	5,009	436,284
Lockheed Martin Corp.	14,275	1,388,672
Northrop Grumman Corp.	13,848	994,979
Raytheon Co.	17,825	954,529
Rockwell Collins Corp.	6,703	438,912
United Technologies Corp.	40,236	2,640,689

		12,626,373

Air Freight & Logistics 0.9%
FedEx Corp.	12,293	1,403,615
United Parcel Service, Inc., Class B	43,038	3,020,837

		4,424,452

Airlines 0.1%
Southwest Airlines Co.	31,744	480,287

Building Products 0.2%
American Standard Companies, Inc.	6,954	368,492
Masco Corp.	15,803	471,720

		840,212

Commercial Services & Supplies 0.6%
Allied Waste Industries, Inc. *	10,179	130,495
Avery Dennison Corp.	3,785	251,551
Cintas Corp.	5,471	220,919
Equifax, Inc.	5,016	194,220
Monster Worldwide, Inc. *	5,146	256,580
Pitney Bowes, Inc.	8,895	424,380
R.R. Donnelley & Sons Co.	8,691	314,440
Robert Half International, Inc.	6,718	262,472
Waste Management, Inc.	21,449	730,338

		2,785,395

Construction & Engineering 0.1%
Fluor Corp. ρ	3,530	298,179

Electrical Equipment 0.4%
Cooper Industries, Inc., Class A	3,645	334,392
Emerson Electric Co.	32,167	1,386,076
Rockwell Automation, Inc.	6,822	423,578

		2,144,046

Industrial Conglomerates 3.8%
3M Co.	29,521	2,186,916
General Electric Co.	413,251	14,430,725
Textron, Inc.	5,029	464,126
Tyco International, Ltd.	79,733	2,458,168

		19,539,935

8

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 1.5%
Caterpillar, Inc.	26,080	$1,680,074
Cummins, Inc.	2,103	283,232
Danaher Corp.	9,502	680,723
Deere & Co.	9,269	1,004,945
Dover Corp.	8,185	391,161
Eaton Corp.	5,973	483,873
Illinois Tool Works, Inc.	16,817	869,439
Ingersoll-Rand Co., Ltd., Class A	12,292	532,366
ITT Corp.	7,405	438,524
Paccar, Inc.	9,955	691,773
Pall Corp.	4,907	169,684
Parker Hannifin Corp.	4,727	389,458
Terex Corp. *	4,077	268,430

		7,883,682

Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	14,401	1,140,415
CSX Corp.	17,446	657,191
Norfolk Southern Corp.	15,911	754,182
Ryder System, Inc.	2,435	125,256
Union Pacific Corp.	10,813	1,066,486

		3,743,530

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	2,932	226,204

INFORMATION TECHNOLOGY 14.8%
Communications Equipment 2.6%
ADC Telecommunications, Inc. *	4,700	77,174
Avaya, Inc. *	18,205	223,558
Ciena Corp. * ρ	3,385	106,526
Cisco Systems, Inc. *	243,455	6,315,223
Corning, Inc. *	62,713	1,293,769
JDS Uniphase Corp. * ρ	8,462	137,169
Juniper Networks, Inc. *	22,681	428,898
Motorola, Inc.	96,916	1,794,884
QUALCOMM, Inc.	66,251	2,668,590
Tellabs, Inc. *	17,711	185,611

		13,231,402

Computers & Peripherals 3.7%
Apple, Inc. *	34,097	2,884,947
Dell, Inc. *	91,069	2,080,927
EMC Corp. *	88,294	1,231,701
Hewlett-Packard Co.	109,804	4,324,081
International Business Machines Corp.	60,389	5,616,781
Lexmark International, Inc., Class A * ρ	3,926	237,759
NCR Corp. *	7,144	330,053
Network Appliance, Inc. *	14,987	579,547
QLogic Corp. *	6,320	111,169
SanDisk Corp. *	9,022	328,581
Sun Microsystems, Inc. *	141,099	864,937

		18,590,483

9

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 0.2%
Agilent Technologies, Inc. *	16,384	$519,701
Jabil Circuit, Inc. ρ	7,404	197,835
Molex, Inc.	5,684	166,712
Sanmina-SCI Corp. *	21,361	79,249
Solectron Corp. *	36,665	118,061
Tektronix, Inc.	3,307	94,613

		1,176,171

Internet Software & Services 1.4%
eBay, Inc. *	46,388	1,487,199
Google, Inc., Class A *	8,592	3,861,675
VeriSign, Inc. *	9,828	248,648
Yahoo!, Inc. *	49,078	1,514,547

		7,112,069

IT Services 1.2%
Affiliated Computer Services, Inc., Class A *	3,965	206,061
Automatic Data Processing, Inc.	22,074	1,099,064
Cognizant Technology Solutions Corp., Class A *	5,684	512,697
Computer Sciences Corp. * ρ	6,884	364,370
Convergys Corp. *	5,524	142,077
Electronic Data Systems Corp.	20,735	580,995
Fidelity National Information Services, Inc.	6,490	298,216
First Data Corp.	30,701	783,797
Fiserv, Inc. *	6,943	367,701
Paychex, Inc.	13,574	551,512
Sabre Holdings Corp., Class A	5,307	171,575
Unisys Corp. * ρ	13,814	117,281
Western Union Co.	30,727	665,854

		5,861,200

Office Electronics 0.1%
Xerox Corp. *	38,698	668,315

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. * ρ	21,994	331,230
Altera Corp. *	14,507	306,243
Analog Devices, Inc.	13,711	497,024
Applied Materials, Inc.	55,681	1,033,996
Broadcom Corp., Class A *	18,800	640,892
Intel Corp.	231,158	4,588,486
KLA-Tencor Corp.	7,981	412,937
Linear Technology Corp.	11,985	397,782
LSI Logic Corp. * ρ	16,061	162,858
Maxim Integrated Products, Inc.	12,856	421,034
Micron Technology, Inc. *	30,244	358,694
National Semiconductor Corp.	11,568	296,372
Novellus Systems, Inc. * ρ	4,955	159,551
NVIDIA Corp. *	14,254	441,874
PMC-Sierra, Inc. * ρ	8,412	56,781
Teradyne, Inc. * ρ	7,608	122,641
Texas Instruments, Inc.	59,489	1,841,779
Xilinx, Inc. ρ	13,480	345,358

		12,415,532

10

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 3.2%
Adobe Systems, Inc. *	23,386	$917,900
Autodesk, Inc. *	9,289	382,242
BMC Software, Inc. *	8,222	253,731
CA, Inc. ρ	16,465	428,913
Citrix Systems, Inc. *	7,240	233,128
Compuware Corp. *	12,999	118,941
Electronic Arts, Inc. *	12,368	623,595
Intuit, Inc. *	13,978	412,491
Microsoft Corp.	346,810	9,769,638
Novell, Inc. *	13,591	89,972
Oracle Corp. *	160,380	2,635,043
Symantec Corp. *	37,605	643,046

		16,508,640

MATERIALS 3.2%
Chemicals 1.6%
Air Products & Chemicals, Inc.	8,833	660,885
Ashland, Inc.	2,292	150,309
Dow Chemical Co.	38,294	1,677,277
E.I. DuPont de Nemours & Co.	36,875	1,871,406
Eastman Chemical Co.	3,299	195,037
Ecolab, Inc.	7,149	302,403
Hercules, Inc. *	4,553	91,789
International Flavors & Fragrances, Inc. ρ	3,128	146,391
Monsanto Co.	21,781	1,147,641
PPG Industries, Inc.	6,625	438,906
Praxair, Inc.	12,945	798,577
Rohm & Haas Co.	5,692	300,879
Sigma-Aldrich Corp.	5,287	216,767

		7,998,267

Construction Materials 0.1%
Vulcan Materials Co. ρ	3,785	440,915

Containers & Packaging 0.2%
Ball Corp.	4,177	193,395
Bemis Co., Inc.	4,203	139,246
Pactiv Corp. *	5,335	171,787
Sealed Air Corp.	3,232	208,270
Temple-Inland, Inc.	4,289	256,482

		969,180

Metals & Mining 1.0%
Alcoa, Inc.	34,762	1,161,398
Allegheny Technologies, Inc.	4,038	413,693
Freeport-McMoRan Copper & Gold, Inc., Class B ρ	7,895	453,252
Newmont Mining Corp.	18,049	813,468
NuCor Corp.	12,112	737,258
Phelps Dodge Corp.	8,178	1,021,514
United States Steel Corp.	4,750	420,945

		5,021,528

Paper & Forest Products 0.3%
International Paper Co.	18,240	656,822
MeadWestvaco Corp.	7,264	221,189
Weyerhaeuser Co. ρ	9,483	814,305

		1,692,316

11

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	250,954	$9,235,107
CenturyTel, Inc.	4,602	205,940
Citizens Communications Co. ρ	12,905	194,478
Embarq Corp.	5,993	331,713
Qwest Communications International, Inc. * ρ	64,468	572,476
Verizon Communications, Inc.	117,043	4,380,919
Windstream Corp.	19,114	287,666

		15,208,299

Wireless Telecommunication Services 0.6%
Alltel Corp.	14,979	907,577
Sprint Nextel Corp.	116,056	2,237,560

		3,145,137

UTILITIES 3.6%
Electric Utilities 1.9%
Allegheny Energy, Inc. *	6,625	312,965
American Electric Power Co., Inc.	15,858	711,390
Consolidated Edison, Inc. ρ	10,295	500,131
Duke Energy Corp.	50,342	991,234
Edison International	13,062	612,869
Entergy Corp.	8,293	818,519
Exelon Corp.	26,899	1,773,451
FirstEnergy Corp.	12,797	800,708
FPL Group, Inc.	16,206	957,289
Pinnacle West Capital Corp.	4,003	189,822
PPL Corp.	15,297	581,592
Progress Energy, Inc. ρ	10,191	497,932
Southern Co.	29,776	1,065,981

		9,813,883

Gas Utilities 0.1%
Nicor, Inc. ρ	1,792	83,399
Questar Corp.	3,442	289,610

		373,009

Independent Power Producers & Energy Traders 0.5%
AES Corp. *	26,627	567,687
Constellation Energy Group, Inc.	7,216	567,683
Dynegy, Inc., Class A *	15,176	124,595
TXU Corp.	18,411	1,217,888

		2,477,853

Multi-Utilities 1.1%
Ameren Corp.	8,269	431,890
CenterPoint Energy, Inc. ρ	12,542	223,749
CMS Energy Corp.	8,917	155,602
Dominion Resources, Inc.	14,181	1,212,901
DTE Energy Co. ρ	7,135	330,350
Integrys Energy Group, Inc. ρ	3,007	167,619
KeySpan Corp.	7,027	288,388
NiSource, Inc.	10,945	260,382
PG&E Corp.	13,984	649,137
Public Service Enterprise Group, Inc.	10,111	757,314

12

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities continued
Sempra Energy	10,510	$631,125
TECO Energy, Inc.	8,387	140,650
Xcel Energy, Inc. ρ	16,312	385,453

		5,634,560

Total Common Stocks (cost $346,746,735)		506,225,104

	Principal Amount	Value

SHORT-TERM INVESTMENTS 4.9%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bill, 5.02%, 05/10/2007 ƒ †	$ 250,000	247,560

	Shares	Value

MUTUAL FUND SHARES 4.9%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	3,362,807	3,362,807
Navigator Prime Portfolio, 5.25% ~ ρρ	21,486,854	21,486,854

		24,849,661

Total Short-Term Investments (cost $25,097,221)		25,097,221

Total Investments (cost $371,843,956) 104.0%		531,322,325
Other Assets and Liabilities (4.0%)		(20,355,072)

Net Assets 100.0%		$510,967,253

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $2,742,130 at February 28, 2007. The Fund earned $112,527 of income from Wachovia Corporation for the period from June 1, 2006 to February 28, 2007.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.
~	Rate shown is the 1-day annualized yield at period end.
ρρ	Represents investment of cash collateral received from securities on loan.
At February 28, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at February 28, 2007	Unrealized Loss
March 2007	1 S&P 500 Future	$360,832	$352,225	$8,607
March 2007	61 E-mini S&P 500 Futures	4,369,204	4,297,145	72,059

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $372,191,285. The gross unrealized appreciation and depreciation on securities based on tax cost was $167,969,956 and $8,838,916, respectively, with a net unrealized appreciation of $159,131,040.

13

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 14.2%
Auto Components 0.2%
BorgWarner, Inc.	517	$38,072
Gentex Corp.	15,626	261,110
Goodyear Tire & Rubber Co. * ρ	21,361	525,908
Johnson Controls, Inc.	13,349	1,252,136

		2,077,226

Automobiles 0.3%
Harley-Davidson, Inc.	32,384	2,134,106
Thor Industries, Inc.	4,291	179,535

		2,313,641

Diversified Consumer Services 0.4%
Apollo Group, Inc., Class A *	16,807	794,803
Career Education Corp. *	11,772	348,216
H&R Block, Inc. ρ	39,588	862,226
ITT Educational Services, Inc. *	4,987	398,860
Laureate Education, Inc. *	4,432	264,502
ServiceMaster Co.	10,583	144,564
Weight Watchers International, Inc. *	5,579	263,608

		3,076,779

Hotels, Restaurants & Leisure 2.4%
Boyd Gaming Corp. ρ	5,266	246,817
Brinker International, Inc.	15,335	521,543
Burger King Holdings, Inc. * ρ	3,015	64,220
Cheesecake Factory, Inc. * ρ	9,534	260,183
Choice Hotels International, Inc.	4,048	151,760
Darden Restaurants, Inc.	17,866	731,791
Harrah’s Entertainment, Inc.	16,435	1,388,593
Hilton Hotels Corp.	46,363	1,636,614
International Game Technology	40,875	1,686,094
Las Vegas Sands Corp. *	16,742	1,444,500
Marriott International, Inc., Class A	38,581	1,848,416
MGM MIRAGE * ρ	14,422	1,024,250
OSI Restaurant Partners, Inc.	4,258	170,320
Panera Bread Co., Class A * ρ	3,622	221,775
Penn National Gaming, Inc. *	8,715	406,381
Scientific Games Corp., Class A * ρ	7,976	260,815
Starbucks Corp. *	92,516	2,858,744
Starwood Hotels & Resorts Worldwide, Inc.	21,813	1,435,295
Station Casinos, Inc.	5,788	499,389
Tim Hortons, Inc. ρ	23,069	693,685
Wendy’s International, Inc. ρ	5,735	184,036
Wyndham Worldwide Corp.	3,352	117,990
Wynn Resorts, Ltd. * ρ	5,929	581,161
Yum! Brands, Inc.	32,782	1,899,389

		20,333,761

Household Durables 0.7%
Beazer Homes USA, Inc. ρ	2,453	96,795
Black & Decker Corp.	7,536	635,059
Centex Corp.	6,657	308,619
D.R. Horton, Inc.	20,277	514,428
Fortune Brands, Inc.	6,063	487,465
Harman International Industries, Inc.	8,065	799,726
Jarden Corp. * ρ	3,104	113,700
KB Home ρ	5,028	249,389

1

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Leggett & Platt, Inc. ρ	12,109	$288,436
Lennar Corp., Class A	6,625	326,215
M.D.C. Holdings, Inc. ρ	1,839	93,899
Mohawk Industries, Inc. * ρ	742	64,940
Newell Rubbermaid, Inc.	20,520	628,322
NVR, Inc. * ρ	561	379,797
Pulte Homes, Inc. ρ	12,718	375,944
Ryland Group, Inc. ρ	1,855	89,355
Snap-On, Inc.	882	44,188
Standard Pacific Corp.	3,049	77,841
Stanley Works ρ	6,856	380,988
Toll Brothers, Inc. *	3,007	89,789

		6,044,895

Internet & Catalog Retail 0.4%
Amazon.com, Inc. *	37,627	1,472,721
Expedia, Inc. *	2,099	44,625
IAC/InterActiveCorp. * ρ	8,042	315,246
Liberty Interactive Group, Class A *	60,750	1,431,878
NutriSystem, Inc. ρ	3,869	174,685

		3,439,155

Leisure Equipment & Products 0.0%
Brunswick Corp.	2,143	69,969
Pool Corp. ρ	6,382	224,008

		293,977

Media 3.5%
Cablevision Systems Corp., Class A *	13,132	386,869
Clear Channel Outdoor Holdings, Inc. *	4,264	118,198
Comcast Corp., Class A *	177,879	4,575,048
CTC Media, Inc. *	1,912	40,343
DIRECTV Group, Inc. *	97,028	2,188,952
Discovery Holding Co., Class A *	9,525	152,972
Dow Jones & Co., Inc. ρ	7,134	257,252
DreamWorks Animation SKG, Inc., Class A *	3,081	82,602
E.W. Scripps Co., Class A	10,113	458,625
EchoStar Communications Corp., Class A *	24,805	1,007,083
Getty Images, Inc. * ρ	6,262	328,442
Harte-Hanks, Inc.	6,741	185,040
Interpublic Group of Cos. * ρ	52,585	662,045
John Wiley & Sons, Inc., Class A	5,333	205,374
Lamar Advertising Co., Class A *	9,982	639,347
Liberty Global, Inc., Class A *	17,496	503,710
McClatchy Co., Class A ρ	544	20,356
McGraw-Hill Cos.	43,130	2,786,629
Meredith Corp.	3,747	219,087
News Corp., Class A	188,175	4,239,583
Omnicom Group, Inc.	20,565	2,130,740
Regal Entertainment Group, Class A ρ	7,604	162,497
Sirius Satellite Radio, Inc. * ρ	169,263	617,810
Time Warner, Inc.	33,150	674,602
Univision Communications, Inc., Class A *	17,757	639,252
Viacom, Inc., Class B *	76,486	2,986,013
Walt Disney Co.	89,512	3,066,681
Warner Music Group Corp. ρ	5,982	119,281
Washington Post Co., Class B	134	102,644
XM Satellite Radio Holdings, Inc., Class A * ρ	36,850	529,166

		30,086,243

2

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.6%
Dollar General Corp.	35,503	$599,291
Dollar Tree Stores, Inc. *	1,349	46,014
Family Dollar Stores, Inc.	10,017	290,193
Federated Department Stores, Inc.	5,442	243,040
J.C. Penney Co., Inc.	28,279	2,293,710
Kohl’s Corp. *	39,465	2,722,690
Nordstrom, Inc.	28,446	1,510,198
Target Corp.	104,668	6,440,222

		14,145,358

Specialty Retail 4.1%
Abercrombie & Fitch Co., Class A	10,603	828,836
Advance Auto Parts, Inc. *	13,009	489,789
American Eagle Outfitters, Inc.	20,635	640,717
AnnTaylor Stores Corp. *	8,087	287,008
AutoZone, Inc. *	6,101	764,394
Barnes & Noble, Inc.	1,442	59,035
Bed, Bath & Beyond, Inc. *	34,021	1,357,098
Best Buy Co., Inc.	48,299	2,244,455
CarMax, Inc. *	12,691	668,816
Chico’s FAS, Inc. * ρ	21,592	484,309
Circuit City Stores, Inc.	19,532	371,694
Claire’s Stores, Inc.	11,218	360,547
Coldwater Creek, Inc. * ρ	7,203	132,535
Dick’s Sporting Goods, Inc. *	4,401	230,348
Foot Locker, Inc.	2,119	48,144
GameStop Corp., Class A * ρ	7,915	414,904
Gap, Inc.	33,304	639,104
Home Depot, Inc.	235,890	9,341,244
Limited Brands, Inc. ρ	41,123	1,138,285
Lowe’s Cos.	187,036	6,089,892
O’Reilly Automotive, Inc. *	13,645	469,797
Office Depot, Inc. *	34,682	1,156,992
PETsMART, Inc.	16,884	511,754
RadioShack Corp. ρ	12,462	311,176
Ross Stores, Inc.	17,298	566,855
Sally Beauty Holdings, Inc. ρ	2,000	18,100
Sherwin-Williams Co.	8,288	551,566
Staples, Inc.	87,769	2,283,749
Tiffany & Co.	9,854	429,043
TJX Companies, Inc.	55,205	1,518,137
Tractor Supply Co. * ρ	4,332	221,668
United Auto Group, Inc. ρ	754	16,558
Urban Outfitters, Inc. *	13,835	343,385
Williams-Sonoma, Inc. ρ	11,592	391,346

		35,381,280

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc. *	46,403	2,190,222
Hanesbrands, Inc. *	6,025	172,375
Nike, Inc., Class B	23,256	2,429,554
Polo Ralph Lauren Corp., Class A	7,361	640,260

		5,432,411

3

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 9.7%
Beverages 2.8%
Anheuser-Busch Companies, Inc.	59,620	$2,926,150
Brown-Forman Corp., Class B	7,430	486,665
Coca-Cola Co.	162,611	7,590,681
Constellation Brands, Inc., Class A *	4,287	100,573
Hansen Natural Corp. ρ	7,353	257,355
Pepsi Bottling Group, Inc.	8,561	265,391
PepsiCo, Inc.	199,196	12,579,227

		24,206,042

Food & Staples Retailing 3.2%
Costco Wholesale Corp.	38,513	2,152,492
CVS Corp. ρ	89,282	2,804,348
Kroger Co.	10,891	279,572
Sysco Corp.	74,559	2,457,465
Wal-Mart Stores, Inc.	296,385	14,315,395
Walgreen Co.	121,765	5,444,113
Whole Foods Market, Inc.	16,886	806,644

		28,260,029

Food Products 0.8%
Campbell Soup Co.	15,662	639,479
General Mills, Inc.	4,848	273,233
H.J. Heinz Co.	22,938	1,052,166
Hershey Co. ρ	18,693	988,486
Kellogg Co.	22,003	1,098,390
McCormick & Co., Inc.	12,600	482,454
Sara Lee Corp.	48,197	793,323
Wm. Wrigley Jr. Co.	28,299	1,409,290

		6,736,821

Household Products 1.4%
Church & Dwight Co. ρ	7,793	373,674
Colgate-Palmolive Co.	55,588	3,744,408
Energizer Holdings, Inc. *	5,548	476,684
Kimberly-Clark Corp.	32,144	2,189,328
Procter & Gamble Co.	81,881	5,198,625

		11,982,719

Personal Products 0.3%
Alberto-Culver Co.	2,000	44,300
Avon Products, Inc.	54,278	1,989,832
Bare Escentuals, Inc. ρ	1,530	53,229
Estee Lauder Companies, Inc., Class A	14,989	717,673

		2,805,034

Tobacco 1.2%
Altria Group, Inc.	114,276	9,631,181
UST, Inc. ρ	10,817	628,035

		10,259,216

ENERGY 3.9%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	38,663	2,517,348
BJ Services Co.	36,061	966,074
Cameron International Corp. *	13,923	789,295
Diamond Offshore Drilling, Inc. ρ	7,112	553,456
Dresser-Rand Group, Inc. *	3,771	97,933
ENSCO International, Inc.	18,536	928,839

4

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
FMC Technologies, Inc. *	8,241	$542,093
Global Industries, Ltd. *	10,641	157,061
Grant Prideco, Inc. *	15,782	685,097
Halliburton Co.	124,446	3,842,892
Helmerich & Payne, Inc.	12,668	344,570
National Oilwell Varco, Inc. *	19,699	1,371,838
Oceaneering International, Inc. *	6,480	255,571
Patterson-UTI Energy, Inc.	19,153	426,920
Pride International, Inc. *	15,870	457,056
Rowan Companies, Inc.	12,370	378,893
Smith International, Inc.	25,790	1,057,390
Superior Energy Services, Inc. *	10,146	310,975
Tetra Technologies, Inc. *	8,609	191,378
Tidewater, Inc. ρ	4,217	219,158
TODCO ρ	6,959	237,163
Unit Corp. *	5,576	272,945

		16,603,945

Oil, Gas & Consumable Fuels 2.0%
Arch Coal, Inc. ρ	17,238	536,791
Cheniere Energy, Inc. * ρ	6,609	185,052
CNX Gas Corp. * ρ	3,364	81,375
Consol Energy, Inc.	22,083	787,701
Denbury Resources, Inc. *	14,351	413,883
El Paso Corp.	78,432	1,127,852
EOG Resources, Inc.	13,188	893,355
Exxon Mobil Corp.	39,364	2,821,612
Foundation Coal Holdings, Inc.	5,492	180,797
Frontier Oil Corp.	7,344	217,015
Helix Energy Solutions, Inc. *	10,974	368,397
Holly Corp.	5,789	321,116
Kinder Morgan, Inc.	12,838	1,357,747
Massey Energy Co. ρ	9,882	239,737
Peabody Energy Corp.	31,912	1,289,245
Plains Exploration & Production Co. *	9,487	432,892
Quicksilver Resources, Inc. * ρ	7,540	290,818
Range Resources Corp.	16,623	530,772
Southwestern Energy Co. *	20,208	788,112
St. Mary Land & Exploration Co. ρ	6,889	248,073
Sunoco, Inc.	7,450	480,674
W&T Offshore, Inc. ρ	2,420	72,648
Williams Cos.	54,524	1,470,512
XTO Energy, Inc.	43,894	2,267,564

		17,403,740

FINANCIALS 8.5%
Capital Markets 3.3%
Affiliated Managers Group, Inc. * ρ	3,775	428,463
Bank of New York Co.	5,511	223,857
Blackrock, Inc., Class A	2,389	379,947
Charles Schwab Corp.	125,928	2,327,149
E*TRADE Financial Corp. *	47,497	1,096,706
Eaton Vance Corp.	13,944	483,717
Federated Investors, Inc., Class B ρ	11,038	394,829
Franklin Resources, Inc.	20,557	2,413,186
Goldman Sachs Group, Inc.	34,766	7,008,826

5

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Investment Technology Group, Inc. *	5,217	$213,532
Investors Financial Services Corp.	7,926	463,988
Janus Capital Group, Inc.	12,041	255,871
Legg Mason, Inc.	8,625	886,133
Lehman Brothers Holdings, Inc.	8,326	610,296
Mellon Financial Corp.	44,667	1,939,888
Merrill Lynch & Co., Inc.	20,101	1,682,052
Morgan Stanley	14,073	1,054,349
Northern Trust Corp.	24,838	1,497,731
Nuveen Investments, Inc., Class A ρ	9,548	464,892
SEI Investments Co.	7,574	457,848
State Street Corp.	37,538	2,459,114
T. Rowe Price Group, Inc.	32,013	1,490,525
TD Ameritrade Holding Corp. * ρ	37,560	600,960

		28,833,859

Commercial Banks 0.6%
Bank of Hawaii Corp.	3,979	205,794
Commerce Bancorp, Inc. ρ	22,203	742,024
Cullen/Frost Bankers, Inc.	2,839	153,533
East West Bancorp, Inc.	6,748	251,498
Synovus Financial Corp.	14,492	469,106
TCF Financial Corp.	6,042	159,751
Wachovia Corp. °	18,651	1,032,706
Wells Fargo & Co.	61,159	2,122,217

		5,136,629

Consumer Finance 1.2%
American Express Co.	130,437	7,417,952
AmeriCredit Corp. * ρ	3,328	81,270
Capital One Financial Corp.	6,119	471,652
First Marblehead Corp. ρ	5,527	249,489
Nelnet, Inc., Class A * ρ	2,031	52,461
SLM Corp.	49,527	2,110,841

		10,383,665

Diversified Financial Services 0.9%
CBOT Holdings, Inc., Class A * ρ	6,367	1,028,907
Chicago Mercantile Exchange Holdings, Inc., Class A	4,176	2,251,407
IntercontinentalExchange, Inc. ρ	8,165	1,231,690
Moody’s Corp.	29,270	1,894,354
Nasdaq Stock Market, Inc. * ρ	11,392	340,963
Nymex Holdings, Inc. ρ	340	43,656
NYSE Group, Inc. ρ	9,547	810,540

		7,601,517

Insurance 0.9%
AFLAC, Inc.	60,106	2,837,003
Ambac Financial Group, Inc.	1,083	94,914
American International Group, Inc.	34,782	2,333,872
Arthur J. Gallagher & Co. ρ	3,532	101,121
Brown & Brown, Inc.	13,540	381,151
CNA Financial Corp. *	341	14,002
HCC Insurance Holdings, Inc.	7,265	227,758
Markel Corp. *	212	101,516
Philadelphia Consolidated Holding Co. *	5,476	251,403
Principal Financial Group, Inc.	2,237	136,211

6

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Progressive Corp.	25,468	$583,981
Prudential Financial, Inc.	8,481	771,262
The Hanover Insurance Group, Inc.	2,216	104,086
TransAtlantic Holdings, Inc.	1,171	77,403
W.R. Berkley Corp.	10,505	342,463

		8,358,146

Real Estate Investment Trusts 0.9%
CapitalSource, Inc. ρ	7,318	188,731
Developers Diversified Realty Corp.	6,148	403,063
Douglas Emmett, Inc.	1,796	49,677
Essex Property Trust, Inc.	1,245	172,918
Federal Realty Investment Trust	3,332	301,513
General Growth Properties, Inc.	10,713	679,526
Kilroy Realty Corp.	3,864	318,200
Macerich Co.	8,654	810,014
Public Storage, Inc.	9,156	927,228
Rayonier, Inc.	839	37,470
Simon Property Group, Inc.	14,776	1,665,846
SL Green Realty Corp.	5,517	804,710
Taubman Centers, Inc.	3,423	203,566
United Dominion Realty Trust, Inc. ρ	16,187	528,506
Ventas, Inc.	7,476	342,625
Weingarten Realty Investors	2,391	118,211

		7,551,804

Real Estate Management & Development 0.3%
CB Richard Ellis Group, Inc., Class A *	22,305	743,203
Forest City Enterprises, Inc., Class A ρ	8,489	524,450
Jones Lang LaSalle, Inc.	4,314	456,637
Realogy Corp. *	3,606	106,665
St. Joe Co. ρ	8,990	500,204

		2,331,159

Thrifts & Mortgage Finance 0.4%
Freddie Mac	42,124	2,703,518
Hudson City Bancorp, Inc. ρ	34,807	466,414
IndyMac Bancorp, Inc. ρ	1,854	63,648
People’s Bank ρ	7,033	312,195
Webster Financial Corp.	356	17,583

		3,563,358

HEALTH CARE 17.5%
Biotechnology 3.0%
Amgen, Inc. *	142,146	9,134,302
Amylin Pharmaceuticals, Inc. * ρ	13,565	527,814
Biogen Idec, Inc. *	20,518	927,208
Celgene Corp. *	44,895	2,392,904
Cephalon, Inc. * ρ	7,322	520,448
Genentech, Inc. *	56,264	4,746,994
Genzyme Corp. *	31,383	1,939,469
Gen-Probe, Inc. *	6,219	298,636
Gilead Sciences, Inc. *	54,849	3,924,995
ImClone Systems, Inc. * ρ	8,378	241,370
MedImmune, Inc. *	29,986	956,853
Millennium Pharmaceuticals, Inc. *	20,415	220,482
PDL BioPharma, Inc. *	13,798	263,404
Vertex Pharmaceuticals, Inc. *	15,203	466,580

		26,561,459

7

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 3.6%
Advanced Medical Optics, Inc. * ρ	7,151	$275,600
Bausch & Lomb, Inc.	1,054	55,082
Baxter International, Inc.	78,932	3,947,389
Beckman Coulter, Inc.	6,993	448,671
Becton, Dickinson & Co.	29,812	2,265,414
Biomet, Inc.	29,662	1,255,592
Boston Scientific Corp. *	148,759	2,426,259
C.R. Bard, Inc.	12,483	996,143
Cooper Cos. ρ	2,694	123,628
Cytyc Corp. *	13,782	417,595
Dade Behring Holdings, Inc.	10,506	430,326
Dentsply International, Inc.	19,034	600,332
Edwards Lifesciences Corp. *	7,106	358,640
Hillenbrand Industries, Inc.	3,121	186,636
Hospira, Inc. *	18,830	720,624
IDEXX Laboratories, Inc. *	3,804	327,829
Intuitive Surgical, Inc. ρ	4,407	489,618
Kinetic Concepts, Inc. *	5,288	259,905
Medtronic, Inc.	145,497	7,327,229
ResMed, Inc. *	9,090	434,320
Respironics, Inc. *	8,760	358,897
St. Jude Medical, Inc. *	43,511	1,725,211
Stryker Corp.	36,081	2,237,744
Varian Medical Systems, Inc. *	15,838	727,756
Zimmer Holdings, Inc. *	29,911	2,522,395

		30,918,835

Health Care Providers & Services 3.9%
Aetna, Inc.	31,336	1,387,245
AmerisourceBergen Corp.	4,492	236,594
Brookdale Senior Living, Inc. ρ	2,277	107,497
Cardinal Health, Inc.	50,348	3,528,891
Caremark Rx, Inc.	49,172	3,028,503
Community Health Systems, Inc. *	7,228	269,243
Coventry Health Care, Inc. *	19,347	1,052,864
DaVita, Inc. *	12,452	679,257
Express Scripts, Inc. *	13,898	1,048,048
Health Management Associates, Inc., Class A	7,459	148,882
Health Net, Inc. *	12,803	684,576
Henry Schein, Inc. *	10,646	555,402
Humana, Inc. *	19,847	1,187,644
Laboratory Corporation of America Holdings *	15,032	1,198,802
Lifepoint Hospitals, Inc. *	2,439	89,267
Lincare Holdings, Inc. *	11,526	450,090
Manor Care, Inc.	8,879	475,737
McKesson Corp.	25,588	1,426,787
Medco Health Solutions, Inc. *	22,363	1,511,962
Omnicare, Inc. ρ	7,068	293,605
Patterson Companies, Inc. *	16,712	557,847
Pediatrix Medical Group, Inc. *	5,846	316,269
Quest Diagnostics, Inc.	19,086	973,768
Sierra Health Services, Inc. *	6,748	250,756
Tenet Healthcare Corp. * ρ	38,636	263,884
Triad Hospitals, Inc. *	1,741	85,396
UnitedHealth Group, Inc.	162,371	8,475,766

8

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Universal Health Services, Inc., Class B	1,268	$73,366
VCA Antech, Inc. *	10,015	367,651
WellCare Group, Inc.	3,939	323,431
WellPoint, Inc. *	35,345	2,806,039

		33,855,069

Health Care Technology 0.2%
Cerner Corp. * ρ	7,755	404,113
Emdeon Corp. * ρ	19,745	294,990
IMS Health, Inc.	17,212	497,083
WebMD Health Corp., Class A * ρ	851	45,775

		1,241,961

Life Sciences Tools & Services 0.5%
Applera Corp. – Applied Biosystems Group	17,957	554,512
Charles River Laboratories International, Inc. *	2,470	113,249
Covance, Inc. *	5,784	356,641
Invitrogen Corp. *	2,099	132,762
Millipore Corp. *	6,409	458,372
PerkinElmer, Inc.	7,906	187,372
Pharmaceutical Product Development, Inc.	12,175	387,043
Techne Corp.	4,746	267,295
Thermo Fisher Scientific, Inc. *	23,639	1,070,138
Waters Corp. *	12,477	677,002

		4,204,386

Pharmaceuticals 6.3%
Abbott Laboratories	147,364	8,049,022
Abraxis BioScience, Inc. * ρ	3,081	81,154
Allergan, Inc.	18,017	2,012,679
Barr Pharmaceuticals, Inc. *	12,798	678,294
Bristol-Myers Co.	108,558	2,864,846
Eli Lilly & Co.	89,601	4,716,597
Endo Pharmaceuticals Holdings, Inc. *	16,040	500,608
Forest Laboratories, Inc. *	39,284	2,033,340
Johnson & Johnson	316,241	19,938,995
Merck & Co., Inc.	80,241	3,543,443
Mylan Laboratories, Inc.	25,342	536,490
Schering-Plough Corp.	178,530	4,191,884
Sepracor, Inc. * ρ	13,109	689,009
Wyeth	99,132	4,849,537

		54,685,898

INDUSTRIALS 14.2%
Aerospace & Defense 3.2%
Alliant Techsystems, Inc. * ρ	1,401	121,257
Boeing Co.	96,384	8,411,432
DRS Technologies, Inc.	1,445	76,571
Goodrich Corp.	13,906	682,089
Honeywell International, Inc.	45,210	2,099,552
L-3 Communications Holdings, Inc.	1,058	92,152
Lockheed Martin Corp.	44,145	4,294,426
Northrop Grumman Corp.	3,025	217,346
Precision Castparts Corp.	16,289	1,481,810
Raytheon Co.	25,870	1,385,338
Rockwell Collins Corp.	20,624	1,350,460
Spirit AeroSystems Holdings, Inc., Class A	5,504	162,423
United Technologies Corp.	111,496	7,317,482

		27,692,338

9

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 1.4%
C.H. Robinson Worldwide, Inc.	20,939	$1,067,052
Expeditors International of Washington, Inc.	25,720	1,153,542
FedEx Corp.	36,780	4,199,540
United Parcel Service, Inc., Class B	77,664	5,451,236

		11,871,370

Airlines 0.3%
AMR Corp. * ρ	22,020	750,662
Continental Airlines, Inc., Class B * ρ	10,572	418,651
Southwest Airlines Co.	56,112	848,975
US Airways Group, Inc.	7,331	383,338

		2,401,626

Building Products 0.2%
American Standard Companies, Inc.	21,473	1,137,854
Masco Corp.	29,015	866,098
USG Corp. * ρ	4,204	227,815

		2,231,767

Commercial Services & Supplies 1.2%
Allied Waste Industries, Inc. *	1,685	21,602
Avery Dennison Corp.	11,366	755,384
Brink’s Co.	4,523	267,897
ChoicePoint, Inc. *	9,615	373,831
Cintas Corp.	16,056	648,341
Copart, Inc. *	8,532	251,267
Corporate Executive Board Co.	4,825	375,433
Corrections Corporation of America *	4,785	250,543
Covanta Holding Corp. *	13,744	312,539
Dun & Bradstreet Corp. *	7,572	668,456
Equifax, Inc.	13,887	537,705
HNI Corp. ρ	5,860	293,000
Manpower, Inc.	9,055	672,787
Monster Worldwide, Inc. *	14,901	742,964
Pitney Bowes, Inc.	15,707	749,381
Republic Services, Inc., Class A	13,522	568,871
Robert Half International, Inc.	18,120	707,948
Steelcase, Inc.	7,233	140,465
Stericycle, Inc. *	5,335	415,116
Waste Management, Inc.	58,482	1,991,312

		10,744,842

Construction & Engineering 0.2%
Fluor Corp. ρ	10,554	891,496
Jacobs Engineering Group, Inc. *	7,064	638,162
KBR, Inc. ρ	1,521	34,572
Quanta Services, Inc. * ρ	5,967	138,375
URS Corp. *	345	14,341

		1,716,946

Electrical Equipment 0.8%
Ametek, Inc.	12,817	438,341
Emerson Electric Co.	92,822	3,999,700
Hubbell, Inc., Class B	2,067	99,836
Rockwell Automation, Inc.	20,152	1,251,238
Roper Industries, Inc.	10,469	556,113
Thomas & Betts Corp. *	7,524	382,370

		6,727,598

10

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 3.4%
3M Co.	90,881	$6,732,464
Carlisle Cos.	3,168	276,059
General Electric Co.	609,180	21,272,566
Textron, Inc.	14,647	1,351,772
Walter Industries, Inc. ρ	6,160	153,569

		29,786,430

Machinery 2.3%
AGCO Corp. * ρ	742	26,898
Caterpillar, Inc.	80,719	5,199,918
Cummins, Inc.	5,170	696,296
Danaher Corp.	28,624	2,050,623
Donaldson Co., Inc.	8,911	319,548
Dover Corp.	21,997	1,051,237
Flowserve Corp. *	1,029	53,426
Gardner Denver, Inc. *	6,311	213,754
Graco, Inc.	8,248	334,127
Harsco Corp.	5,057	433,891
IDEX Corp.	6,434	334,632
Illinois Tool Works, Inc.	60,182	3,111,409
ITT Corp.	14,894	882,023
Joy Global, Inc.	14,900	660,666
Lincoln Electric Holdings, Inc.	5,115	319,176
Manitowoc Co.	7,379	433,147
Oshkosh Truck Corp.	8,874	476,090
Paccar, Inc.	17,756	1,233,864
Pall Corp.	2,695	93,193
Parker Hannifin Corp.	6,193	510,241
Pentair, Inc.	4,633	144,642
Terex Corp. *	5,737	377,724
Timken Co.	781	22,321
Toro Co.	5,139	270,054
Trinity Industries, Inc. ρ	8,968	375,311

		19,624,211

Marine 0.0%
Kirby Corp. *	6,353	232,139

Road & Rail 1.0%
Avis Budget Group, Inc.	1,676	44,565
Burlington Northern Santa Fe Corp.	43,957	3,480,955
Con-Way, Inc.	5,781	283,847
CSX Corp.	26,123	984,053
Hertz Global Holdings, Inc.	7,334	155,921
J.B. Hunt Transport Services, Inc.	12,332	327,538
Kansas City Southern * ρ	3,285	105,251
Landstar System, Inc.	7,108	317,657
Norfolk Southern Corp.	28,044	1,329,286
Swift Transportation Co., Inc. * ρ	2,974	91,569
Union Pacific Corp.	14,784	1,458,146

		8,578,788

Trading Companies & Distributors 0.2%
Fastenal Co.	15,150	534,340
GATX Corp.	2,853	131,694
MSC Industrial Direct Co., Class A	4,558	196,632
W.W. Grainger, Inc.	6,191	477,636
Wesco International, Inc. * ρ	5,831	389,103

		1,729,405

11

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 25.9%
Communications Equipment 4.4%
ADC Telecommunications, Inc. * ρ	12,521	$205,595
Avaya, Inc. *	4,342	53,320
Ciena Corp. * ρ	2,226	70,052
Cisco Systems, Inc. *	735,871	19,088,494
Corning, Inc. *	187,752	3,873,324
F5 Networks, Inc. *	4,888	354,966
Harris Corp.	16,185	794,360
JDS Uniphase Corp. * ρ	24,595	398,685
Juniper Networks, Inc. *	36,690	693,808
Motorola, Inc.	234,020	4,334,050
QUALCOMM, Inc.	202,050	8,138,574
Riverbed Technology, Inc. ρ	823	26,196

		38,031,424

Computers & Peripherals 5.4%
Apple, Inc. *	102,523	8,674,471
Dell, Inc. *	278,092	6,354,402
Diebold, Inc.	6,512	308,473
EMC Corp. *	233,361	3,255,386
Hewlett-Packard Co.	204,712	8,061,559
International Business Machines Corp.	169,883	15,800,818
Lexmark International, Inc., Class A * ρ	9,007	545,464
NCR Corp. *	4,607	212,843
Network Appliance, Inc. *	45,103	1,744,133
QLogic Corp. *	19,449	342,108
SanDisk Corp. *	27,236	991,935
Sun Microsystems, Inc. *	36,681	224,855
Western Digital Corp. *	26,604	509,999

		47,026,446

Electronic Equipment & Instruments 0.7%
Agilent Technologies, Inc. *	51,351	1,628,854
Amphenol Corp., Class A	10,799	696,967
Arrow Electronics, Inc. *	2,041	78,211
Avnet, Inc. *	7,137	261,000
AVX Corp.	2,755	42,096
CDW Corp.	7,083	439,713
Dolby Laboratories, Inc., Class A *	4,217	134,944
Jabil Circuit, Inc.	21,995	587,706
Mettler-Toledo International, Inc. *	4,611	398,206
Molex, Inc.	16,556	485,588
National Instruments Corp.	6,777	181,827
Sanmina-SCI Corp. *	25,692	95,317
Solectron Corp. *	49,137	158,221
Tektronix, Inc.	7,199	205,963
Trimble Navigation, Ltd. *	13,834	366,048
Vishay Intertechnology, Inc. *	4,262	60,734

		5,821,395

Internet Software & Services 2.6%
Akamai Technologies, Inc. *	18,625	960,491
eBay, Inc. *	141,932	4,550,340
Google, Inc., Class A *	25,172	11,313,556
VeriSign, Inc. *	27,718	701,265
Yahoo!, Inc. *	169,822	5,240,707

		22,766,359

12

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 2.1%
Acxiom Corp.	9,330	$199,289
Affiliated Computer Services, Inc., Class A *	4,695	243,999
Alliance Data Systems Corp. *	9,790	584,952
Automatic Data Processing, Inc.	69,478	3,459,310
Ceridian Corp. * ρ	15,096	492,431
CheckFree Corp. *	9,970	378,062
Cognizant Technology Solutions Corp., Class A *	16,924	1,526,545
Convergys Corp. *	929	23,894
DST Systems, Inc. * ρ	6,757	475,828
Electronic Data Systems Corp.	35,059	982,353
Fidelity National Information Services, Inc.	2,504	115,059
First Data Corp.	92,283	2,355,985
Fiserv, Inc. *	21,179	1,121,640
Global Payments, Inc.	8,128	312,684
Hewitt Associates, Inc., Class A *	1,243	37,315
Iron Mountain, Inc. *	20,724	577,163
MasterCard, Inc., Class A ρ	7,419	795,168
MoneyGram International, Inc.	10,213	307,003
Paychex, Inc.	40,514	1,646,084
Total System Services, Inc. ρ	4,522	141,177
VeriFone Holdings, Inc.	5,642	220,320
Western Union Co.	92,283	1,999,773

		17,996,034

Office Electronics 0.0%
Zebra Technologies Corp., Class A * ρ	8,531	337,913

Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc. * ρ	66,131	995,933
Agere Systems, Inc. *	20,415	447,293
Altera Corp. *	43,284	913,725
Analog Devices, Inc.	41,226	1,494,442
Applied Materials, Inc.	166,339	3,088,915
Broadcom Corp., Class A *	54,886	1,871,064
Cree, Inc. * ρ	7,895	138,952
Cypress Semiconductor Corp. *	15,035	285,665
Fairchild Semiconductor International, Inc., Class A *	7,534	140,961
Integrated Device Technology, Inc.	10,670	173,067
Intel Corp.	701,200	13,918,820
International Rectifier Corp. *	4,743	203,570
Intersil Corp., Class A	7,449	197,026
KLA-Tencor Corp.	18,935	979,697
Lam Research Corp. *	16,952	757,076
Linear Technology Corp.	36,601	1,214,787
LSI Logic Corp. * ρ	34,432	349,140
Maxim Integrated Products, Inc.	38,657	1,266,017
MEMC Electronic Materials, Inc. *	17,691	912,325
Microchip Technology, Inc.	25,842	919,975
Micron Technology, Inc. *	39,858	472,716
National Semiconductor Corp.	38,414	984,167
Novellus Systems, Inc. * ρ	6,074	195,583
NVIDIA Corp. *	42,493	1,317,283
PMC-Sierra, Inc. * ρ	24,889	168,001
Rambus, Inc. * ρ	9,523	189,698
Silicon Laboratories, Inc. *	6,031	182,136
Spansion, Inc., Class A * ρ	938	11,406

13

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Teradyne, Inc. *	18,422	$296,963
Texas Instruments, Inc.	187,811	5,814,628
Xilinx, Inc.	41,409	1,060,899

		40,961,930

Software 6.0%
Activision, Inc. *	33,335	557,361
Adobe Systems, Inc. *	72,171	2,832,712
Autodesk, Inc. *	27,845	1,145,822
BEA Systems, Inc. *	46,958	560,209
BMC Software, Inc. *	25,654	791,682
CA, Inc.	7,630	198,762
Cadence Design Systems, Inc. *	28,606	570,404
Citrix Systems, Inc. *	21,957	707,015
Electronic Arts, Inc. *	36,620	1,846,380
FactSet Research Systems, Inc.	5,023	305,700
Fair Isaac Corp. ρ	5,615	219,153
Intuit, Inc. *	41,975	1,238,682
McAfee, Inc. *	17,787	535,744
Microsoft Corp.	1,069,826	30,136,998
NAVTEQ Corp. *	11,194	357,760
Oracle Corp. *	479,078	7,871,252
Red Hat, Inc. * ρ	22,168	497,672
Salesforce.com, Inc. * ρ	10,179	440,344
Symantec Corp. *	48,960	837,216
Synopsys, Inc. *	1,560	39,905

		51,690,773

MATERIALS 2.9%
Chemicals 1.6%
Air Products & Chemicals, Inc.	3,162	236,581
Airgas, Inc.	7,639	315,262
Cabot Corp.	3,150	140,868
Celanese Corp., Ser. A	4,926	140,785
E.I. DuPont de Nemours & Co.	88,954	4,514,415
Ecolab, Inc.	21,739	919,560
Huntsman Corp. *	7,707	157,608
International Flavors & Fragrances, Inc.	7,435	347,958
Monsanto Co.	65,231	3,437,021
Nalco Holding Co. *	12,798	305,872
PPG Industries, Inc.	2,536	168,010
Praxair, Inc.	38,950	2,402,826
Rohm & Haas Co.	2,887	152,607
Scotts Miracle-Gro Co., Class A ρ	4,241	187,071
Sigma-Aldrich Corp.	6,940	284,540
Valhi, Inc. ρ	879	19,610

		13,730,594

Construction Materials 0.3%
Eagle Materials, Inc.	6,066	280,977
Florida Rock Industries, Inc. ρ	5,779	389,389
Martin Marietta Materials, Inc. ρ	5,512	690,764
Vulcan Materials Co. ρ	11,382	1,325,889

		2,687,019

14

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 0.3%
Ball Corp.	12,620	$584,306
Crown Holdings, Inc. *	20,221	461,848
Owens-Illinois, Inc. *	18,486	439,227
Packaging Corporation of America	9,785	239,732
Pactiv Corp. *	16,040	516,488
Sealed Air Corp.	4,052	261,111

		2,502,712

Metals & Mining 0.7%
Alcoa, Inc.	41,639	1,391,159
Allegheny Technologies, Inc.	12,087	1,238,313
Carpenter Technology Corp.	2,866	339,764
Freeport-McMoRan Copper & Gold, Inc., Class B	12,222	701,665
Newmont Mining Corp.	47,737	2,151,507
Southern Copper Corp. ρ	1,633	114,963
Titanium Metals Corp. ρ	9,556	333,505

		6,270,876

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.2%
Citizens Communications Co. ρ	16,100	242,627
Level 3 Communications, Inc. * ρ	141,412	929,077
NeuStar, Inc., Class A *	7,520	240,640

		1,412,344

Wireless Telecommunication Services 0.7%
American Tower Corp., Class A *	50,578	1,959,392
Crown Castle International Corp. *	22,429	734,774
Leap Wireless International, Inc. *	2,263	152,911
NII Holdings, Inc., Class B *	17,611	1,247,563
SBA Communcations Corp. *	12,418	334,913
Sprint Nextel Corp.	83,158	1,603,286
Telephone & Data Systems, Inc. ρ	7,070	393,728
U.S. Cellular Corp. *	1,109	79,571

		6,506,138

UTILITIES 1.5%
Electric Utilities 0.7%
Allegheny Energy, Inc. *	19,690	930,156
DPL, Inc. ρ	2,449	73,886
Exelon Corp.	68,154	4,493,393
NRG Energy, Inc. * ρ	4,557	301,856

		5,799,291

Gas Utilities 0.2%
Equitable Resources, Inc.	12,616	538,325
Questar Corp.	9,137	768,787

		1,307,112

Independent Power Producers & Energy Traders 0.6%
AES Corp. *	79,356	1,691,870
Constellation Energy Group, Inc.	2,739	215,477
TXU Corp.	55,056	3,641,954

		5,549,301

Water Utilities 0.0%
Aqua America, Inc. ρ	9,383	213,839

Total Common Stocks (cost $653,289,324)		860,058,977

15

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

EXCHANGE TRADED FUND 0.6%
iShares Russell 1000 Growth Index Fund (cost $4,957,869)	92,875	$5,147,133

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 5.1%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bill, 4.95%, 04/12/2007 † ƒ	$100,000	99,423

	Shares	Value

MUTUAL FUND SHARES 5.1%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	7,841	7,841
Navigator Prime Portfolio, 5.25% ~ ρρ	44,008,805	44,008,805

		44,016,646

Total Short-Term Investments (cost $44,116,069)		44,116,069

Total Investments (cost $702,363,262) 104.9%		909,322,179
Other Assets and Liabilities (4.9%)		(42,727,899)

Net Assets 100.0%		$866,594,280

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $1,006,995 at February 28, 2007. The Fund earned $19,816 of income from Wachovia Corporation for the period from June 1, 2006 to February 28, 2007.

†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
~	Rate shown is the 1-day annualized yield at period end.
ρρ	Represents investment of cash collateral received from securities on loan.

At February 28, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at February 28, 2007	Unrealized Loss
March 2007	9 E-mini S&P 500 Futures	$646,478	$634,005	$12,473
March 2007	2 S&P 500 Futures	716,977	704,450	12,527

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $702,660,641. The gross unrealized appreciation and depreciation on securities based on tax cost was $216,569,664 and $9,908,126, respectively, with a net unrealized appreciation of $206,661,538.

16

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 8.6%
Auto Components 0.3%
Autoliv, Inc.	8,987	$512,708
BorgWarner, Inc.	5,737	422,473
Gentex Corp.	1,474	24,631
Johnson Controls, Inc.	9,125	855,925
TRW Automotive Holdings Corp.	4,722	143,832

		1,959,569

Automobiles 0.4%
Ford Motor Co. ρ	195,534	1,548,629
General Motors Corp. ρ	51,167	1,633,251

		3,181,880

Distributors 0.1%
Genuine Parts Co.	18,709	911,128

Diversified Consumer Services 0.1%
Laureate Education, Inc. *	742	44,282
Service Corporation International	32,045	375,888
ServiceMaster Co.	21,986	300,329

		720,499

Hotels, Restaurants & Leisure 1.0%
Harrah’s Entertainment, Inc.	5,245	443,150
International Speedway Corp., Class A	3,819	203,171
McDonald’s Corp.	132,993	5,814,454
OSI Restaurant Partners, Inc.	3,340	133,600
Starwood Hotels & Resorts Worldwide, Inc.	3,931	258,660
Wendy’s International, Inc. ρ	7,480	240,033
Wyndham Worldwide Corp.	18,662	656,902

		7,749,970

Household Durables 0.7%
Beazer Homes USA, Inc. ρ	2,170	85,628
Black & Decker Corp.	597	50,309
Centex Corp.	7,167	332,262
D.R. Horton, Inc.	15,651	397,066
Fortune Brands, Inc.	10,438	839,215
Jarden Corp. * ρ	2,846	104,249
KB Home ρ	4,222	209,411
Leggett & Platt, Inc.	8,869	211,260
Lennar Corp., Class A	8,822	434,395
M.D.C. Holdings, Inc. ρ	2,086	106,511
Mohawk Industries, Inc. * ρ	5,083	444,864
Newell Rubbermaid, Inc.	11,547	353,569
Pulte Homes, Inc.	11,616	343,369
Ryland Group, Inc. ρ	2,940	141,620
Snap-On, Inc.	5,503	275,701
Standard Pacific Corp. ρ	4,453	113,685
Stanley Works ρ	2,641	146,761
Toll Brothers, Inc. * ρ	11,301	337,448
Whirlpool Corp. ρ	7,900	696,859

		5,624,182

Internet & Catalog Retail 0.2%
Expedia, Inc. *	19,549	415,612
IAC/InterActiveCorp. ρ	11,646	456,523
Liberty Interactive Group, Class A *	16,681	393,171

		1,265,306

1

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products 0.4%
Brunswick Corp.	8,322	$271,713
Eastman Kodak Co. ρ	31,122	743,193
Hasbro, Inc.	17,209	486,843
Mattel, Inc.	42,199	1,097,596

		2,599,345

Media 4.1%
Cablevision Systems Corp., Class A *	11,663	343,592
CBS Corp., Class B	72,901	2,212,545
Clear Channel Communications, Inc.	54,528	1,972,823
Comcast Corp., Class A *	156,719	4,030,800
CTC Media, Inc. *	1,040	21,944
Discovery Holding Co., Class A *	21,798	350,076
DreamWorks Animation SKG, Inc., Class A *	1,626	43,593
Gannett Co., Inc.	25,767	1,578,487
Hearst-Argyle Television, Inc.	2,883	75,073
Idearc, Inc. * ρ	15,804	537,336
Liberty Global, Inc., Class A *	27,717	797,973
Liberty Media Holding Corp., Ser. A	15,218	1,641,718
McClatchy Co., Class A ρ	5,479	205,024
New York Times Co., Class A ρ	14,329	354,356
News Corp., Class A	80,329	1,809,813
R.H. Donnelley Corp.	7,113	508,935
Time Warner, Inc.	402,041	8,181,534
Tribune Co. ρ	19,738	592,732
Univision Communications, Inc., Class A *	7,373	265,428
Virgin Media, Inc. ρ	31,505	825,746
Walt Disney Co.	143,658	4,921,723
Warner Music Group Corp.	4,618	92,083
Washington Post Co., Class B	484	370,744

		31,734,078

Multi-line Retail 0.7%
Dillard’s, Inc., Class A ρ	6,779	226,419
Dollar General Corp.	2,292	38,689
Dollar Tree Stores, Inc. *	10,226	348,809
Family Dollar Stores, Inc.	7,826	226,719
Federated Department Stores, Inc.	54,758	2,445,492
Saks, Inc. ρ	14,749	284,951
Sears Holdings Corp.	9,241	1,665,690

		5,236,769

Specialty Retail 0.4%
AnnTaylor Stores Corp. *	589	20,904
AutoNation, Inc. *	17,048	374,374
Barnes & Noble, Inc.	4,339	177,639
Circuit City Stores, Inc.	1,694	32,237
Foot Locker, Inc.	14,948	339,618
Gap, Inc.	25,398	487,388
Home Depot, Inc.	17,439	690,584
OfficeMax, Inc.	7,707	399,993
RadioShack Corp. ρ	3,460	86,396
Sally Beauty Holdings, Inc.	6,644	60,128
Sherwin-Williams Co.	4,783	318,309
Tiffany & Co. ρ	5,807	252,837
United Auto Group, Inc. ρ	5,266	115,641

		3,356,048

2

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc. *	4,880	$139,617
Jones Apparel Group, Inc.	12,196	401,492
Liz Claiborne, Inc.	11,324	509,580
VF Corp.	9,514	759,312

		1,810,001

CONSUMER STAPLES 7.6%
Beverages 0.9%
Anheuser-Busch Companies, Inc.	30,143	1,479,419
Coca-Cola Co.	74,626	3,483,542
Coca-Cola Enterprises, Inc.	33,090	664,778
Constellation Brands, Inc., Class A *	17,672	414,585
Molson Coors Brewing Co., Class B	5,291	446,772
Pepsi Bottling Group, Inc.	7,217	223,727
PepsiAmericas, Inc.	6,762	144,098

		6,856,921

Food & Staples Retailing 0.8%
BJ’s Wholesale Club, Inc. *	7,319	236,257
Costco Wholesale Corp.	16,441	918,887
CVS/Caremark Corp.	8,424	264,598
Kroger Co.	68,525	1,759,037
Rite Aid Corp. ρ	57,302	342,093
Safeway, Inc.	48,768	1,685,910
SUPERVALU, Inc.	22,172	819,477

		6,026,259

Food Products 1.5%
Archer Daniels Midland Co.	70,908	2,437,817
Campbell Soup Co.	10,405	424,836
ConAgra Foods, Inc.	56,272	1,419,743
Corn Products International, Inc.	8,034	256,847
Dean Foods Co.	14,737	663,754
Del Monte Foods Co.	21,637	248,826
General Mills, Inc.	34,207	1,927,907
H.J. Heinz Co.	15,681	719,287
Hershey Co. ρ	2,313	122,311
Hormel Foods Corp.	7,993	291,745
J.M. Smucker Co.	6,306	312,778
Kellogg Co.	6,985	348,691
Kraft Foods, Inc., Class A ρ	22,855	729,532
McCormick & Co., Inc.	3,029	115,980
Sara Lee Corp.	39,039	642,582
Smithfield Foods, Inc. ρ	10,707	312,751
Tyson Foods, Inc., Class A	24,066	439,204

		11,414,591

Household Products 2.7%
Clorox Co.	16,346	1,035,683
Colgate-Palmolive Co.	5,799	390,621
Energizer Holdings, Inc. * ρ	1,231	105,767
Kimberly-Clark Corp.	20,922	1,424,997
Procter & Gamble Co.	281,947	17,900,815

		20,857,883

3

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.0%
Alberto-Culver Co.	6,644	$147,165
Bare Escentuals, Inc. ρ	618	21,500

		168,665

Tobacco 1.7%
Altria Group, Inc.	123,531	10,411,193
Carolina Group	10,107	728,007
Reynolds American, Inc. ρ	18,604	1,135,774
UST, Inc. ρ	7,764	450,778

		12,725,752

ENERGY 13.2%
Energy Equipment & Services 0.1%
National Oilwell Varco, Inc. *	1,251	87,119
Pride International, Inc. *	3,281	94,493
Rowan Companies, Inc.	824	25,239
SEACOR Holdings, Inc. ρ	2,449	237,063
Tidewater, Inc. ρ	2,744	142,606

		586,520

Oil, Gas & Consumable Fuels 13.1%
Anadarko Petroleum Corp.	49,680	1,998,626
Apache Corp.	35,792	2,452,826
Cabot Oil & Gas Corp.	5,292	357,528
Chesapeake Energy Corp. ρ	44,961	1,370,861
Chevron Corp.	240,160	16,477,378
Cimarex Energy Co.	8,949	312,410
ConocoPhillips	178,846	11,700,105
Devon Energy Corp.	47,672	3,132,527
El Paso Corp.	4,901	70,476
EOG Resources, Inc.	14,430	977,488
Exxon Mobil Corp.	585,350	41,957,888
Forest Oil Corp. * ρ	5,947	189,709
Frontier Oil Corp.	5,668	167,489
Hess Corp.	26,218	1,390,865
Marathon Oil Corp.	39,270	3,563,360
Murphy Oil Corp.	20,222	1,047,904
Newfield Exploration Co. *	13,935	602,271
Noble Energy, Inc.	19,194	1,104,999
Occidental Petroleum Corp.	92,805	4,285,735
Overseas Shipholding Group, Inc. ρ	3,234	195,916
Pioneer Natural Resources Co.	13,285	510,808
Pogo Producing Co. ρ	6,280	300,121
Spectra Energy Corp.	66,965	1,723,009
Sunoco, Inc.	6,643	428,606
Tesoro Corp. ρ	7,429	677,079
Valero Energy Corp.	66,684	3,844,333
Williams Cos.	15,476	417,388

		101,257,705

FINANCIALS 35.1%
Capital Markets 4.0%
A.G. Edwards, Inc.	8,295	532,622
Allied Capital Corp. ρ	15,167	472,452
American Capital Strategies, Ltd. ρ	16,553	736,277
Ameriprise Financial, Inc.	23,275	1,360,656
Bank of New York Co.	77,603	3,152,234

4

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Bear Stearns Cos.	13,068	$1,989,472
E*TRADE Financial Corp. *	3,511	81,069
Goldman Sachs Group, Inc.	10,086	2,033,338
Janus Capital Group, Inc.	10,651	226,334
Jefferies Group, Inc.	12,842	347,376
Legg Mason, Inc.	6,066	623,221
Lehman Brothers Holdings, Inc.	50,529	3,703,776
Mellon Financial Corp.	4,660	202,384
Merrill Lynch & Co., Inc.	81,755	6,841,258
Morgan Stanley	103,402	7,746,878
Northern Trust Corp.	1,299	78,330
Raymond James Financial, Inc.	9,817	295,492
State Street Corp.	2,269	148,642

		30,571,811

Commercial Banks 7.6%
Associated Banc-Corp.	14,328	495,462
BancorpSouth, Inc. ρ	8,593	213,966
Bank of Hawaii Corp.	1,934	100,026
BB&T Corp.	59,211	2,515,283
BOK Financial Corp.	2,363	118,457
City National Corp.	4,518	326,109
Colonial Bancgroup, Inc.	16,750	432,652
Comerica, Inc.	17,599	1,062,804
Commerce Bancshares, Inc.	7,598	375,721
Compass Bancshares, Inc.	13,991	965,519
Cullen/Frost Bankers, Inc. ρ	3,749	202,746
East West Bancorp, Inc.	513	19,119
Fifth Third Bancorp	51,734	2,083,846
First Citizens Bancshares, Inc., Class A	652	136,607
First Horizon National Corp. ρ	13,352	576,139
Fulton Financial Corp. ρ	18,807	289,064
Huntington Bancshares, Inc.	26,575	615,211
KeyCorp	43,794	1,652,786
M&T Bank Corp.	8,238	987,901
Marshall & Ilsley Corp.	27,428	1,303,653
Mercantile Bankshares Corp.	13,350	628,518
National City Corp.	66,149	2,503,740
PNC Financial Services Group, Inc.	32,071	2,351,125
Popular, Inc.	30,160	528,102
Regions Financial Corp.	79,320	2,841,242
Sky Financial Group, Inc.	11,612	326,413
South Financial Group, Inc. ρ	8,125	217,587
SunTrust Banks, Inc.	39,399	3,321,730
Synovus Financial Corp.	16,312	528,019
TCF Financial Corp.	8,860	234,258
TD Banknorth, Inc.	10,920	350,641
U.S. Bancorp	193,001	6,882,416
UnionBanCal Corp.	5,799	354,725
Valley National Bancorp ρ	12,666	318,930
Wachovia Corp. °	187,667	10,391,122
Wells Fargo & Co.	309,083	10,725,180
Whitney Holding Corp.	7,118	225,783
Wilmington Trust Corp.	7,390	315,036
Zions Bancorp	11,497	981,614

		58,499,252

5

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 0.4%
AmeriCredit Corp. * ρ	9,524	$232,576
Capital One Financial Corp.	38,503	2,967,811
Nelnet, Inc., Class A * ρ	278	7,181
Student Loan Corp.	433	82,924

		3,290,492

Diversified Financial Services 9.5%
Bank of America Corp.	494,451	25,152,722
CIT Group, Inc.	21,599	1,219,696
Citigroup, Inc.	538,629	27,146,902
JPMorgan Chase & Co.	376,465	18,597,371
Leucadia National Corp. ρ	17,685	500,662
Nymex Holdings, Inc. ρ	402	51,617
NYSE Group, Inc. ρ	8,311	705,604

		73,374,574

Insurance 7.6%
Alleghany Corp. ρ	525	205,076
Allstate Corp.	68,842	4,134,651
Ambac Financial Group, Inc.	10,481	918,555
American International Group, Inc.	207,392	13,916,003
American National Insurance Co.	1,537	195,583
AON Corp.	34,526	1,299,904
Arthur J. Gallagher & Co. ρ	7,303	209,085
Assurant, Inc.	13,976	747,017
Chubb Corp.	44,955	2,294,953
Cincinnati Financial Corp.	16,878	729,467
CNA Financial Corp. *	2,334	95,834
Conseco, Inc. ρ	16,416	327,499
Erie Indemnity Co., Class A ρ	5,352	288,526
Fidelity National Title Group, Inc., Class A	23,220	557,280
First American Corp.	9,288	437,929
Genworth Financial, Inc., Class A	49,409	1,747,596
Hartford Financial Services Group, Inc.	32,840	3,105,350
HCC Insurance Holdings, Inc.	5,518	172,989
Lincoln National Corp.	30,465	2,076,190
Loews Corp.	48,030	2,086,423
Markel Corp. *	856	409,896
Marsh & McLennan Cos.	59,529	1,751,343
MBIA, Inc.	14,598	970,329
Mercury General Corp.	2,871	153,024
MetLife, Inc.	50,141	3,166,404
Nationwide Financial Services, Inc., Class A	5,300	284,080
Old Republic International Corp.	24,904	555,857
Philadelphia Consolidated Holding Co. *	1,044	47,930
Principal Financial Group, Inc.	27,999	1,704,859
Progressive Corp.	61,891	1,419,161
Protective Life Corp.	7,572	336,273
Prudential Financial, Inc.	45,687	4,154,776
Reinsurance Group of America, Inc.	3,149	179,745
SAFECO Corp.	11,409	761,208
StanCorp Financial Group, Inc.	5,927	285,681
The Hanover Insurance Group, Inc.	3,511	164,912
Torchmark Corp.	10,874	695,066
TransAtlantic Holdings, Inc.	1,855	122,616
Travelers Companies, Inc.	75,438	3,829,233

6

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Unitrin, Inc.	5,142	$235,298
Universal American Financial Corp.	9,242	323,470
UnumProvident Corp.	37,111	794,547
W.R. Berkley Corp.	8,044	262,234
Wesco Financial Corp.	153	72,591

		58,226,443

Real Estate Investment Trusts 3.3%
AMB Property Corp.	9,535	560,467
Annaly Mortgage Management, Inc.	21,617	303,070
Apartment Investment & Management Co., Class A	10,531	619,855
Archstone-Smith Trust	23,158	1,306,343
AvalonBay Communities, Inc.	8,524	1,172,562
Boston Properties, Inc.	12,368	1,485,397
Brandywine Realty Trust	9,847	351,046
BRE Properties, Inc. ρ	5,560	368,906
Camden Property Trust	6,105	439,438
CapitalSource, Inc. ρ	3,542	91,348
CBL & Associates Properties, Inc.	6,969	328,449
Colonial Properties Trust	4,956	227,728
Developers Diversified Realty Corp.	7,538	494,191
Douglas Emmett, Inc.	6,000	165,960
Duke Realty Corp. ρ	14,614	643,893
Equity Residential	31,556	1,602,729
Essex Property Trust, Inc.	1,362	189,168
Federal Realty Investment Trust	2,753	249,119
General Growth Properties, Inc.	8,996	570,616
Health Care Property Investors, Inc.	21,489	790,151
Health Care REIT, Inc. ρ	7,725	346,157
Hospitality Properties Trust	10,086	464,662
Host Hotels & Resorts, Inc.	56,074	1,473,625
HRPT Properties Trust ρ	22,738	293,775
iStar Financial, Inc.	13,681	654,636
Kimco Realty Corp.	23,984	1,205,436
Liberty Property Trust	9,665	495,331
Mack-Cali Realty Corp.	7,345	379,590
New Century Financial Corp. ρ	4,949	75,720
New Plan Excel Realty Trust, Inc. ρ	11,334	378,442
Plum Creek Timber Co., Inc.	19,973	792,129
ProLogis	26,543	1,755,289
Public Storage, Inc.	4,938	500,071
Rayonier, Inc.	7,537	336,602
Regency Centers Corp.	7,431	637,134
Simon Property Group, Inc.	10,649	1,200,568
SL Green Realty Corp.	936	136,525
Taubman Centers, Inc.	2,642	157,120
Thornburg Mortgage, Inc. ρ	12,123	306,954
Ventas, Inc.	4,536	207,885
Vornado Realty Trust	14,172	1,802,678
Weingarten Realty Investors	6,551	323,881

		25,884,646

Real Estate Management & Development 0.1%
Realogy Corp. *	20,076	593,848

7

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.6%
Astoria Financial Corp.	9,892	$279,647
Capitol Federal Financial ρ	2,383	89,243
Countrywide Financial Corp.	65,834	2,520,126
Fannie Mae	105,119	5,963,401
Freddie Mac	37,113	2,381,912
Hudson City Bancorp, Inc. ρ	31,537	422,596
IndyMac Bancorp, Inc. ρ	6,013	206,426
MGIC Investment Corp.	8,995	542,848
New York Community Bancorp, Inc. ρ	31,954	534,910
PMI Group, Inc.	9,399	440,531
Radian Group, Inc.	8,929	512,971
Sovereign Bancorp, Inc. ρ	42,509	1,074,202
Washington Federal, Inc.	9,450	224,721
Washington Mutual, Inc. ρ	104,096	4,484,456
Webster Financial Corp.	5,717	282,363

		19,960,353

HEALTH CARE 6.9%
Biotechnology 0.2%
Biogen Idec, Inc. *	18,815	850,250
Millennium Pharmaceuticals, Inc. *	15,758	170,186

		1,020,436

Health Care Equipment & Supplies 0.1%
Bausch & Lomb, Inc.	4,863	254,140
Beckman Coulter, Inc.	554	35,545
Cooper Cos. ρ	2,402	110,228
Hillenbrand Industries, Inc.	3,842	229,752

		629,665

Health Care Providers & Services 1.3%
Aetna, Inc.	28,392	1,256,914
AmerisourceBergen Corp.	16,775	883,539
Caremark Rx, Inc.	3,739	230,285
CIGNA Corp.	11,113	1,583,602
Community Health Systems, Inc. * ρ	4,153	154,699
Health Management Associates, Inc., Class A	19,383	386,885
Health Net, Inc. *	987	52,775
Lifepoint Hospitals, Inc. *	4,036	147,718
McKesson Corp.	9,951	554,868
Medco Health Solutions, Inc. *	12,584	850,804
Omnicare, Inc. ρ	6,773	281,350
Tenet Healthcare Corp. * ρ	16,267	111,104
Triad Hospitals, Inc. *	7,920	388,476
Universal Health Services, Inc., Class B	3,815	220,736
WellPoint, Inc. *	37,295	2,960,850

		10,064,605

Health Care Technology 0.0%
IMS Health, Inc.	6,167	178,103

Life Sciences Tools & Services 0.2%
Applera Corp. - Applied Biosystems Group	3,910	120,741
Charles River Laboratories International, Inc. *	5,181	237,549
Invitrogen Corp. *	3,325	210,306
PerkinElmer, Inc.	6,613	156,728
Thermo Fisher Scientific, Inc. *	23,390	1,058,865

		1,784,189

8

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 5.1%
Abbott Laboratories	32,907	$1,797,380
Bristol-Myers Squibb Co.	115,472	3,047,306
Eli Lilly & Co.	25,993	1,368,271
Johnson & Johnson	36,574	2,305,991
King Pharmaceuticals, Inc.	26,243	489,432
Merck & Co., Inc.	164,348	7,257,608
Pfizer, Inc.	793,916	19,816,143
Watson Pharmaceuticals, Inc.	11,053	291,357
Wyeth	56,729	2,775,183

		39,148,671

INDUSTRIALS 6.9%
Aerospace & Defense 1.5%
Alliant Techsystems, Inc. * ρ	2,309	199,844
Armor Holdings, Inc.	3,247	206,801
DRS Technologies, Inc.	3,017	159,871
General Dynamics Corp.	43,738	3,344,208
Goodrich Corp.	926	45,420
Honeywell International, Inc.	49,069	2,278,764
L-3 Communications Holdings, Inc.	12,263	1,068,107
Northrop Grumman Corp.	34,528	2,480,837
Raytheon Co.	25,090	1,343,570
Spirit AeroSystems Holdings, Inc, Class A	1,623	47,895
United Technologies Corp.	9,310	611,015

		11,786,332

Airlines 0.2%
AMR Corp. * ρ	6,148	209,585
Southwest Airlines Co.	36,522	552,578
UAL Corp. ρ	11,997	479,760

		1,241,923

Building Products 0.1%
Lennox International, Inc.	6,172	211,823
Masco Corp.	16,956	506,137
USG Corp. * ρ	4,545	246,293

		964,253

Commercial Services & Supplies 0.3%
Adesa, Inc.	9,736	267,740
Allied Waste Industries, Inc. * ρ	25,526	327,243
Brink’s Co.	1,173	69,477
Corrections Corporation of America *	2,215	115,977
Equifax, Inc.	1,449	56,105
Manpower, Inc.	1,358	100,899
Pitney Bowes, Inc.	9,933	473,903
R.R. Donnelley & Sons Co.	23,414	847,119
Republic Services, Inc., Class A	721	30,333
Steelcase, Inc.	1,866	36,238
Waste Management, Inc.	6,497	221,223

		2,546,257

Construction & Engineering 0.1%
KBR, Inc. ρ	1,644	37,368
Quanta Services, Inc. *	6,450	149,576
Shaw Group, Inc. ρ	8,697	267,694
URS Corp. *	5,232	217,494

		672,132

9

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 0.1%
Emerson Electric Co.	5,515	$237,642
Hubbell, Inc., Class B	4,730	228,459

		466,101

Industrial Conglomerates 2.7%
Carlisle Cos. ρ	483	42,088
General Electric Co.	579,101	20,222,207
Teleflex, Inc.	4,362	291,905
Textron, Inc.	930	85,830

		20,642,030

Machinery 1.2%
AGCO Corp. *	9,142	331,397
Crane Co.	5,742	218,713
Cummins, Inc.	1,048	141,145
Deere & Co.	25,416	2,755,603
Dover Corp.	2,320	110,873
Eaton Corp.	16,274	1,318,357
Flowserve Corp. *	5,199	269,932
ITT Corp.	6,653	393,991
Kennametal, Inc.	4,289	262,487
Paccar, Inc.	11,136	773,841
Pall Corp.	11,112	384,253
Parker Hannifin Corp.	7,470	615,453
Pentair, Inc.	6,852	213,919
SPX Corp.	6,476	452,672
Terex Corp. *	5,722	376,736
Timken Co.	8,420	240,643
Trinity Industries, Inc. ρ	496	20,758

		8,880,773

Marine 0.0%
Alexander & Baldwin, Inc.	4,793	236,870

Road & Rail 0.6%
Avis Budget Group, Inc.	9,331	248,111
CSX Corp.	24,537	924,309
Hertz Global Holdings, Inc.	2,961	62,951
Kansas City Southern * ρ	5,203	166,704
Laidlaw International, Inc.	8,895	304,031
Norfolk Southern Corp.	19,725	934,965
Ryder System, Inc.	6,609	339,967
Swift Transportation Co., Inc. *	3,113	95,849
Union Pacific Corp.	15,853	1,563,582
YRC Worldwide, Inc. * ρ	6,225	270,663

		4,911,132

Trading Companies & Distributors 0.1%
GATX Corp.	2,311	106,676
United Rentals, Inc. ρ	7,005	200,203
W.W. Grainger, Inc.	2,196	169,421

		476,300

INFORMATION TECHNOLOGY 3.4%
Communications Equipment 0.4%
ADC Telecommunications, Inc. * ρ	1,434	23,546
Avaya, Inc. *	46,135	566,538
Ciena Corp. * ρ	7,013	220,699

10

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Communications Equipment continued
Juniper Networks, Inc. *	28,320	$535,531
Motorola, Inc.	57,270	1,060,640
Riverbed Technology, Inc. ρ	356	11,332
Tellabs, Inc.	48,551	508,815

		2,927,101

Computers & Peripherals 1.3%
Diebold, Inc. ρ	1,445	68,450
EMC Corp. *	28,874	402,792
Hewlett-Packard Co.	119,632	4,711,108
International Business Machines Corp.	15,286	1,421,751
Lexmark International, Inc., Class A * ρ	2,515	152,308
NCR Corp. *	15,578	719,704
Sun Microsystems, Inc. *	346,004	2,121,005

		9,597,118

Electronic Equipment & Instruments 0.2%
Arrow Electronics, Inc. *	11,365	435,507
Avnet, Inc. *	7,471	273,214
AVX Corp.	3,014	46,054
Ingram Micro, Inc., Class A	15,198	295,297
Sanmina-SCI Corp. *	34,639	128,511
Solectron Corp. *	52,690	169,662
Tech Data Corp.	6,023	224,537
Tektronix, Inc.	2,592	74,157
Vishay Intertechnology, Inc. *	14,412	205,371

		1,852,310

Internet Software & Services 0.0%
VeriSign, Inc. *	1,647	41,669

IT Services 0.6%
Affiliated Computer Services, Inc., Class A *	5,949	309,169
Ceridian Corp. * ρ	1,491	48,636
Computer Sciences Corp. * ρ	18,606	984,816
Convergys Corp. *	14,348	369,031
Electronic Data Systems Corp.	24,660	690,973
Fidelity National Information Services, Inc.	18,207	836,612
Hewitt Associates, Inc., Class A *	10,899	327,188
Sabre Holdings Corp., Class A	14,383	465,002
Unisys Corp. * ρ	37,165	315,531

		4,346,958

Office Electronics 0.2%
Xerox Corp. *	104,587	1,806,218

Semiconductors & Semiconductor Equipment 0.3%
Atmel Corp.	46,467	257,427
Cree, Inc. * ρ	1,252	22,035
Cypress Semiconductor Corp. *	1,619	30,761
Fairchild Semiconductor International, Inc., Class A *	6,403	119,800
Integrated Device Technology, Inc.	12,107	196,376
International Rectifier Corp. *	3,488	149,705
Intersil Corp., Class A	8,661	229,084
KLA-Tencor Corp.	4,551	235,469
LSI Logic Corp. * ρ	12,036	122,045
Micron Technology, Inc. *	42,740	506,896
Novellus Systems, Inc. * ρ	8,327	268,129

11

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Rambus, Inc. * ρ	993	$19,781
Spansion, Inc., Class A * ρ	3,920	47,667
Teradyne, Inc. *	4,918	79,278

		2,284,453

Software 0.4%
CA, Inc.	37,968	989,066
Cadence Design Systems, Inc. *	4,897	97,646
Compuware Corp.	35,131	321,449
Fair Isaac Corp.	1,215	47,421
McAfee, Inc. *	1,296	39,035
Novell, Inc. *	36,732	243,166
Symantec Corp. *	57,626	985,405
Synopsys, Inc. *	14,182	362,776

		3,085,964

MATERIALS 4.0%
Chemicals 1.8%
Air Products & Chemicals, Inc.	21,447	1,604,664
Airgas, Inc.	462	19,067
Albemarle Corp.	4,256	348,354
Ashland, Inc.	6,170	404,629
Cabot Corp.	4,041	180,713
Celanese Corp., Ser. A	3,802	108,661
Chemtura Corp.	26,035	298,882
Cytec Industries, Inc.	4,469	262,867
Dow Chemical Co.	104,200	4,563,960
E.I. DuPont de Nemours & Co.	19,864	1,008,098
Eastman Chemical Co.	8,859	523,744
FMC Corp.	4,237	311,716
Huntsman Corp. *	2,843	58,139
International Flavors & Fragrances, Inc.	3,159	147,841
Lubrizol Corp.	7,408	385,216
Lyondell Chemical Co.	23,500	748,710
Mosaic Co. * ρ	15,969	406,251
PPG Industries, Inc.	15,667	1,037,939
Rohm & Haas Co.	14,823	783,544
RPM International, Inc.	12,845	300,573
Scotts Miracle-Gro Co., Class A ρ	1,264	55,755
Sigma-Aldrich Corp.	8,269	339,029
Valspar Corp.	11,014	298,590
Westlake Chemical Corp. ρ	1,469	43,673

		14,240,615

Containers & Packaging 0.3%
Bemis Co., Inc.	11,359	376,324
Sealed Air Corp.	5,198	334,959
Smurfit-Stone Container Corp.	27,572	340,238
Sonoco Products Co.	10,731	397,262
Temple-Inland, Inc.	11,972	715,925

		2,164,708

Metals & Mining 1.3%
Alcoa, Inc.	56,848	1,899,292
Carpenter Technology Corp.	179	21,220
Commercial Metals Co.	13,037	359,039
Freeport-McMoRan Copper & Gold, Inc., Class B	9,434	541,606

12

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Newmont Mining Corp.	2,449	$110,376
NuCor Corp.	33,761	2,055,032
Phelps Dodge Corp.	22,083	2,758,388
Reliance Steel & Aluminum Co.	7,122	325,191
Steel Dynamics, Inc.	9,953	375,626
United States Steel Corp.	13,335	1,181,748

		9,627,518

Paper & Forest Products 0.6%
International Paper Co.	49,277	1,774,465
Louisiana-Pacific Corp.	11,506	237,484
MeadWestvaco Corp.	19,627	597,642
Weyerhaeuser Co. ρ	26,678	2,290,840

		4,900,431

TELECOMMUNICATION SERVICES 6.3%
Diversified Telecommunication Services 5.3%
AT&T, Inc.	680,931	25,058,261
CenturyTel, Inc.	12,586	563,223
Citizens Communications Co. ρ	20,738	312,522
Embarq Corp.	16,139	893,294
Level 3 Communications, Inc. * ρ	11,053	72,618
Qwest Communications International, Inc. ρ	171,241	1,520,620
Verizon Communications, Inc.	316,078	11,830,800
Windstream Corp.	48,065	723,378

		40,974,716

Wireless Telecommunication Services 1.0%
Alltel Corp.	39,031	2,364,888
Crown Castle International Corp. *	2,166	70,958
Leap Wireless International, Inc. *	3,209	216,832
Sprint Nextel Corp.	239,313	4,613,955
Telephone & Data Systems, Inc. ρ	5,457	303,900
U.S. Cellular Corp. *	710	50,943

		7,621,476

UTILITIES 6.4%
Electric Utilities 3.4%
American Electric Power Co., Inc.	42,680	1,914,625
CMS Energy Corp.	23,961	418,120
Consolidated Edison, Inc. ρ	26,630	1,293,685
DPL, Inc. ρ	10,167	306,738
Duke Energy Corp. ρ	133,931	2,637,101
Edison International	35,301	1,656,323
Entergy Corp.	22,530	2,223,711
Exelon Corp.	11,151	735,186
FirstEnergy Corp.	35,737	2,236,064
FPL Group, Inc.	43,801	2,587,325
Great Plains Energy, Inc. ρ	8,611	267,716
Hawaiian Electric Industries, Inc. ρ	8,789	230,008
Mirant Corp.	27,736	1,033,443
Northeast Utilities	16,639	483,529
NRG Energy, Inc. * ρ	9,604	636,169
Pepco Holdings, Inc.	20,626	549,064
Pinnacle West Capital Corp.	10,748	509,670
PPL Corp.	41,226	1,567,413
Progress Energy, Inc. ρ	27,409	1,339,204

13

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Reliant Energy, Inc.	33,225	$561,835
Sierra Pacific Resources	23,937	415,546
Southern Co.	80,400	2,878,320

		26,480,795

Gas Utilities 0.4%
AGL Resources, Inc.	8,444	343,924
Atmos Energy Corp.	9,452	297,927
Energen Corp.	7,960	385,901
Equitable Resources, Inc.	1,724	73,563
National Fuel Gas Co. ρ	9,099	379,974
ONEOK, Inc.	11,942	497,504
Questar Corp.	1,057	88,936
Southern Union Co. ρ	11,550	338,415
UGI Corp.	11,410	297,915

		2,704,059

Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group, Inc.	16,927	1,331,647
Dynegy, Inc., Class A *	40,902	335,806

		1,667,453

Multi-Utilities 2.4%
Alliant Energy Corp.	12,735	532,578
Ameren Corp.	22,249	1,162,065
CenterPoint Energy, Inc. ρ	33,738	601,886
Dominion Resources, Inc.	37,656	3,220,718
DTE Energy Co. ρ	19,261	891,784
Energy East Corp.	16,001	395,385
Integrys Energy Group, Inc. ρ	8,094	451,160
KeySpan Corp.	18,957	777,995
MDU Resources Group, Inc.	19,498	515,332
NiSource, Inc.	29,543	702,828
NSTAR	11,573	395,912
OGE Energy Corp.	9,835	379,729
PG&E Corp.	37,615	1,746,088
Public Service Enterprise Group, Inc.	27,246	2,040,725
Puget Energy, Inc.	12,572	310,151
SCANA Corp.	12,512	522,126
Sempra Energy	28,072	1,685,724
TECO Energy, Inc.	22,619	379,321
Vectren Corp. ρ	8,255	231,223
Wisconsin Energy Corp.	12,675	607,766
Xcel Energy, Inc. ρ	43,934	1,038,160

		18,588,656

Water Utilities 0.0%
Aqua America, Inc. ρ	5,599	127,601

Total Common Stocks (cost $572,877,804)		757,134,081

EXCHANGED TRADED FUND 1.3%
iShares Russell 1000 Value Index Fund ρ (cost $10,294,862)	126,742	10,439,739

14

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 6.6%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bill, 4.89%, 03/01/2007 † ƒ	$100,000	$100,000

	Shares	Value

MUTUAL FUND SHARES 6.6%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	382,564	382,564
Navigator Prime Portfolio, 5.25% ~ ρρ	50,073,574	50,073,574

		50,456,138

Total Short-Term Investments (cost $50,556,138)		50,556,138

Total Investments (cost $633,728,804) 106.3%		818,129,958
Other Assets and Liabilities (6.3%)		(48,476,302)

Net Assets 100.0%		$769,653,656

ρ	All or a portion of this security is on loan.
*	Non-income producing security
°

Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $7,504,065 at February 28, 2007. The Fund earned $255,060 of income from Wachovia Corporation for the period from June 1, 2006 to February 28, 2007.

†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
~	Rate shown is the 1-day annualized yield at period end.
ρρ	Represents investment of cash collateral received from securities on loan.

At February 28, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at February 28, 2007	Unrealized Loss

March 2007	13 S&P E-Mini 500 Futures	$932,398	$915,785	$16,613
March 2007	S&P 500 Futures	1,068,171	1,056,675	11,496

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $633,995,713. The gross unrealized appreciation and depreciation on securities based on tax cost was $189,541,990 and $5,407,745, respectively, with a net unrealized appreciation of $184,134,245.

15

Item 2 - Controls and Procedures

(a)

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: /s/ Dennis H. Ferro

Dennis H. Ferro,
Principal Executive Officer

Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro

Dennis H. Ferro,
Principal Executive Officer

Date: April 27, 2007

By: /s/ Jeremy DePalma

Jeremy DePalma
Principal Financial Officer

Date: April 27, 2007